Putnam
Latin America
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

2-28-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/01.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

COMMON STOCKS (99.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Argentina (1.3%)
-------------------------------------------------------------------------------------------------------------------
                870 Alto Palermo S.A. (NON)                                                           $       3,654
                350 Irsa Inversiones y Representaciones S.A. GDR (NON)                                        5,968
              2,000 Nortel Inversora S.A. ADR                                                                23,920
                                                                                                      -------------
                                                                                                             33,542

Brazil (40.1%)
-------------------------------------------------------------------------------------------------------------------
              6,666 Banco Bradesco S.A. (NON)                                                                37,543
              1,110 Banco Itau S.A. (NON)                                                                    92,681
              3,276 Brasil Telecom Paricipacoes S.A. (NON)                                                   23,583
                500 Brasil Telecom Paricipacoes S.A. ADR                                                     26,125
                153 Centrais Geradoras do Sul do Brasil S.A. (NON)                                              237
              1,000 Companhia Brasileira de Distribuicao Grupo Pao
                    de Acucar ADR                                                                            33,600
              2,400 Companhia de Bebidas das Americas ADR                                                    59,040
              1,000 Companhia Paranaense de Energia-Copel ADR                                                 9,400
              5,000 Companhia Vale do Rio Doce (CVRD) ADR                                                   128,000
                260 Eletropaulo Metropolitana S.A.                                                           13,813
              3,630 Embratel Participacoes S.A. ADR                                                          43,923
              4,500 Empresa Brasileira Aeronautica S.A. (NON)                                                41,871
                400 Gerdau S.A. (NON)                                                                         3,722
             16,700 Itausa-Investimentos Itau S.A. (NON)                                                     15,048
              3,880 Petroleo Brasileiro ADR                                                                 103,305
              2,335 Petroleo Brasileiro ADR                                                                  66,618
              2,800 Petroleo Brasileiro S.A.                                                                 75,293
              8,100 Tele Celular Sul Participacoes S.A.                                                      12,852
                600 Tele Celular Sul Participacoes S.A. ADR                                                  12,300
              1,500 Tele Centro Oeste Celular Participacoes ADR                                              17,250
              1,500 Tele Centro Sul Participacoes S.A. (NON)                                                 12,517
                600 Tele Nordeste Celular Participacoes S.A. ADR                                             19,500
              4,600 Tele Norte Leste Participacoes S.A.                                                      72,492
                800 Telemig Celular Participacoes S.A. ADR                                                   46,400
              1,850 Telesp Celular Participacoes S.A. ADR                                                    44,400
                100 Uniao de Bancos Brasileiros S.A. GDR                                                      2,395
                690 Usiminas                                                                                  3,514
              1,000 Votorantim Celulose e Papel SA ADR                                                       13,900
                                                                                                      -------------
                                                                                                          1,031,322

Canada (0.2%)
-------------------------------------------------------------------------------------------------------------------
                930 Global Light Telecom, Inc. (NON)                                                          4,371

Chile (7.8%)
-------------------------------------------------------------------------------------------------------------------
                100 Banco Santiago S.A. ADR                                                                   2,200
              2,000 Compania Telecommunicaciones de Chile S.A. ADR                                           29,020
              1,500 Cristalerias de Chile ADR                                                                28,035
              2,500 Empresa Nacional de Electricidad ADR (NON)                                               27,425
              2,200 Enersis S.A. ADR (NON)                                                                   39,270
              1,000 Laboratorio Chile S.A. ADR                                                               18,500
              1,200 Lan Chile S.A. ADR                                                                        9,600
                350 Maderas Y Sineticos S.A. ADR                                                              5,198
              3,200 Quinenco S.A. ADR                                                                        24,480
                400 Vina Concha Y Toro S.A. ADR                                                              16,960
                                                                                                      -------------
                                                                                                            200,688

Dominican Republic (0.4%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Tricom S.A. (NON)                                                                         9,600

Mexico (46.8%)
-------------------------------------------------------------------------------------------------------------------
              6,000 Alfa S.A. de C.V. Class A                                                                 7,794
             17,600 Alsea S.A. (NON)                                                                          7,258
              5,000 America Movil S.A. de C.V. Ser. L ADR (NON)                                              89,500
              5,500 Banca Quadrum S.A. ADR (NON)                                                              3,438
             30,688 Carso Global Telecom (NON)                                                               57,674
              4,148 Cemex S.A. de C.V. ADR                                                                   87,397
              1,500 Coca-Cola Femsa S.A. ADR                                                                 31,275
              9,000 Consorcio ARA S.A. de C.V. (NON)                                                          9,928
             10,800 Controladora Comercial Mexicana                                                           7,682
              6,000 Corporacion Interamericana de Entretenimiento S.A. Class B (NON)                         22,021
             14,300 Corporacion Moctezuma, S.A. de C.V.                                                      28,010
                950 Desc S.A. de C.V. ADR                                                                     7,838
              9,300 Fomento Economico Mexicano, S.A. de C.V.                                                 29,166
                135 Fomento Economico Mexicano, S.A. de C.V. ADR                                              4,261
                 88 Grupo Aeroportuario del Sureste S.A. de C.V. ADR (NON)                                    1,595
             13,600 Grupo Carso S.A. de C.V. Ser. A1 (NON)                                                   32,247
             32,800 Grupo Dataflux S.A. (NON)                                                                 4,024
              3,300 Grupo Elektra, S.A. GDR                                                                  30,393
             90,600 Grupo Financiero Banamex-Accival, S.A. de C.V.                                          165,695
             21,800 Grupo Financiero Bancomer S.A. de C.V. (NON)                                             14,608
             14,300 Grupo Financiero Banorte S.A. de C.V. (NON)                                              22,615
              4,700 Grupo Financiero Inbursa S.A. de C.V. (NON)                                              16,716
              1,000 Grupo Imsa S.A. de C.V. ADR (NON)                                                         7,850
              1,000 Grupo Iusacell S.A. de C.V. ADR (NON)                                                    10,150
              4,700 Grupo Mexico S.A.                                                                        13,858
             26,100 Grupo Modelo S.A. de C.V. Ser. C                                                         65,923
                350 Grupo Sanborns S.A. de C.V. Ser. B1 (NON)                                                   440
              1,625 Grupo Televisa S.A. GDR (NON)                                                            64,838
              5,500 Organizacion Soriana S.A. Class B                                                        12,463
              5,000 Telefonos de Mexico S.A. ADR Class L                                                    161,300
              2,000 Transportacion Maritima Mexicana S.A. de C.V. Class L ADR (NON)                          23,660
              1,000 Tubos de Acero de Mexico S.A. ADR                                                        12,800
              5,750 TV Azteca S.A. de C.V. ADR                                                               53,475
              8,000 Wal-Mart de Mexico S.A. de C.V. Ser. C                                                   16,907
             33,000 Wal-Mart de Mexico S.A. de C.V. Ser. V                                                   77,907
                                                                                                      -------------
                                                                                                          1,202,706

Spain (0.5%)
-------------------------------------------------------------------------------------------------------------------
              1,100 Terra Networks S.A. ADR                                                                  12,581

United States (2.8%)
-------------------------------------------------------------------------------------------------------------------
              4,000 American Online Latin America, Inc. (NON)                                                18,250
              3,100 AT&T Latin America Corp. Class A (NON)                                                    9,591
              2,100 Prodigy Communications Corp. Class A (NON)                                                6,169
             12,800 StarMedia Network, Inc. (NON)                                                            38,400
                                                                                                      -------------
                                                                                                             72,410
                                                                                                      -------------
                    Total Common Stocks (cost $2,395,660)                                             $   2,567,220

SHORT-TERM INVESTMENTS (0.7%) (a) (cost $19,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $19,000 Interest in $300,000,000 joint repurchase agreement dated
                    February 28, 2001 with Credit Suisse First Boston due
                    March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $19,003 for an effective
                    yield of 5.48%                                                                    $      19,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,414,660) (b)                                           $   2,586,220
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,569,041.

  (b) The aggregate identified cost on a tax basis is $2,465,010, resulting in gross unrealized appreciation and depreciation of $468,382 and $347,172, respectively, or net unrealized appreciation of $121,210.

(NON) Non-income-producing security.

      ADR or GDR after the name of a foreign holding stands for American Depository
      Receipts or Global Depositary Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 28, 2001 (as a percentage of net assets):

		  Telecommunications    26.4%
		  Banking               13.1

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,414,660) (Note 1)                                            $2,586,220
-------------------------------------------------------------------------------------------
Cash                                                                                    329
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                      16,621
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   65
-------------------------------------------------------------------------------------------
Total assets                                                                      2,603,235

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     15,244
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,808
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              552
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           987
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             17
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               15,586
-------------------------------------------------------------------------------------------
Total liabilities                                                                    34,194
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,569,041

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,984,102
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                             (3,252)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (583,734)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          171,925
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,569,041

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,569,041 divided by 353,258 shares)                                                $7.27
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $7.27)*                                        $7.71
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,500)                                         $   22,522
-------------------------------------------------------------------------------------------
Interest                                                                                 21
-------------------------------------------------------------------------------------------
Total investment income                                                              22,543

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     14,587
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,263
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       792
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,294
-------------------------------------------------------------------------------------------
Auditing                                                                             13,652
-------------------------------------------------------------------------------------------
Other                                                                                   518
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (11,006)
-------------------------------------------------------------------------------------------
Total expenses                                                                       23,120
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (731)
-------------------------------------------------------------------------------------------
Net expenses                                                                         22,389
-------------------------------------------------------------------------------------------
Net investment income                                                                   154
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (103,493)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (684)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                 339
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (435,757)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (539,595)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(539,441)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $      154       $    4,461
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                            (104,177)         172,749
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                         (435,418)         555,312
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                          (539,441)         732,522
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                                     --           (5,815)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)             (233,355)         861,853
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (772,796)       1,588,560

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                     3,341,837        1,753,277
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss and distributions in excess of net investment
income of $3,252 and $3,406, respectively)                             $2,569,041       $3,341,837
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
----------------------------------------------------------------------------------------
                                     Six months
                                        ended                            For the period
Per-share                            February 28                         March 23, 1998+
operating performance                (Unaudited)   Year ended August 31    to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.67        $5.98        $4.46        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)(d)              --(e)       .01          .09          .06
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.40)        2.70         1.58        (4.10)
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.40)        2.71         1.67        (4.04)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                         --         (.02)        (.15)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.27        $8.67        $5.98        $4.46
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.15)*      45.33        38.27       (47.53)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,569       $3,342       $1,753       $1,133
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .82*        1.65         1.65          .73*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)             .01*         .16         1.53          .87*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 36.06*      101.74       131.26        44.39*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund for the periods ended
    February, 28, 2001,  August 31, 2000,  August 31, 1999 and August 31,
    1998 reflect a reduction of $0.03, $0.07, $0.12 and $0.08 per share, respectively (Note 1).

(e) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Latin America Fund (the "fund") is a series of Putnam Fund Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of Latin America companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2000, the fund had a capital loss carryover of approximately $429,000 available to offset future capital gains, if any.

The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
      $363,000    August 31, 2007
        66,000    August 31, 2008

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2001, the fund's expenses were reduced by $731 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc., at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees have not approved payments under the Plan.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,014,748 and $1,224,252, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,080           $  78,647
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                10,080              78,647

Shares
repurchased                                    (42,443)           (312,002)
---------------------------------------------------------------------------
Net decrease                                   (32,363)          $(233,355)
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    119,320          $1,088,701
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                      	               699               5,770
---------------------------------------------------------------------------
                                               120,019           1,094,471

Shares
repurchased                                    (27,680)           (232,618)
---------------------------------------------------------------------------
Net increase                                    92,339          $  861,853
---------------------------------------------------------------------------

At February 28, 2001, Putnam Investments, Inc. owned 243,162 shares of the fund (68.8% of shares outstanding), valued at $1,767,788.

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas R. Haslett
Vice President and Fund Manager

Stephen S. Oler
Vice President and Fund Manager

Claudio Brocado
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Latin America Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

70449  2IA  4/01


Putnam
Asia Pacific
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

2-28-01

[SCALE LOGO OMITTED]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/01. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/01.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

COMMON STOCKS (96.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
China (2.0%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Beijing Datang Power Gen. Co., Ltd.                                               $      25,385
            120,000 Beijing North Star Co. (R)                                                               20,770
             80,000 China Eastern Airlines (NON)                                                             12,821
             36,000 Guangshen Railway Co., Ltd.                                                               5,816
                                                                                                      -------------
                                                                                                             64,792

Hong Kong (37.7%)
-------------------------------------------------------------------------------------------------------------------
             15,000 Amoy Properties                                                                          16,731
              5,000 Bank of East Asia, Ltd.                                                                  12,372
             64,000 Brilliance China Automotive                                                              18,052
              4,000 Cheung Kong Infrastructure Holdings                                                      48,463
             16,000 China Everbright, Ltd.                                                                   18,667
             20,000 China Merchants Holdings International Co., Ltd.                                         16,282
            100,000 China Resources Beijing Land, Ltd.                                                       24,360
             23,500 China Telecom, Ltd. (NON)                                                               128,651
              6,000 Citic Pacific, Ltd.                                                                      21,539
             10,000 CLP Holdings, Ltd.                                                                       52,437
             27,000 CNOOC, Ltd. (NON)                                                                        24,231
             20,000 Cosco Pacific, Ltd.                                                                      14,103
              5,000 Hang Seng Bank, Ltd.                                                                     59,457
              8,000 Henderson Land Development Co., Ltd. (R)                                                 48,924
             31,000 Hong Kong and China Gas Co., Ltd.                                                        46,501
             10,000 Hong Kong Electric Holdings, Ltd.                                                        37,757
              8,000 Hong Kong Exchanges and Clearing, Ltd.                                                   16,872
             18,000 Hong Kong Land Holdings, Ltd.                                                            45,540
             10,900 Hutchison Whampoa, Ltd.                                                                 129,266
             20,000 Johnson Electric Holdings, Ltd.                                                          33,462
             24,000 Legend Holdings, Ltd.                                                                    19,693
             20,000 Li & Fung, Ltd.                                                                          36,411
              9,000 MTR Corp.                                                                                16,558
             12,000 New World Development Co., Ltd.                                                          20,231
            140,000 PetroChina Co., Ltd.                                                                     26,026
              6,000 Shanghai Industrial Holdings, Ltd.                                                       11,500
             26,000 South China Morning Post                                                                 18,667
             12,000 Sun Hung Kai Properties, Ltd.                                                           133,850
              5,000 Swire Pacific, Ltd. Class A                                                              34,296
              3,000 Television Broadcasts, Ltd.                                                              18,039
             15,000 Wharf Holdings, Ltd.                                                                     43,367
                                                                                                      -------------
                                                                                                          1,192,305

India (8.2%)
-------------------------------------------------------------------------------------------------------------------
                400 Cipla, Ltd.                                                                               8,714
                600 DR. Reddy's Laboratories, Ltd.                                                           17,179
              1,000 HCL Technologies, Ltd. (NON)                                                             13,376
              4,800 Hindustan Lever, Ltd. (NON)                                                              23,655
              4,000 ICICI Bank, Ltd. ADR (NON)                                                               30,200
              1,000 ICICI, Ltd. ADR                                                                          13,160
                340 Infosys Technologies, Ltd. (NON)                                                         45,711
                750 Ranbaxy Laboratories, Ltd. GDR                                                           12,750
              2,300 Reliance Industries GDS                                                                  40,250
              2,700 Satyam Computer Services, Ltd. (NON)                                                     20,127
              1,600 Videsh Sanchar Nigam, Ltd. ADR                                                           20,720
                275 Wipro, Ltd. ADR (NON)                                                                    14,737
                                                                                                      -------------
                                                                                                            260,579

Indonesia (0.5%)
-------------------------------------------------------------------------------------------------------------------
              2,500 PT Telekomunikasi Indonesia ADR                                                          14,525

Malaysia (3.2%)
-------------------------------------------------------------------------------------------------------------------
             12,000 IJM Corp. Berhad                                                                          9,316
              4,000 Malayan Banking Berhad                                                                   15,053
             13,000 Sime Darby Berhad                                                                        16,421
              9,000 Tanjong Public, Ltd.                                                                     16,816
              6,000 Telekom Malaysia Berhad                                                                  18,789
              7,000 Tenneco, Inc.                                                                            23,395
                                                                                                      -------------
                                                                                                             99,790

Philippines (0.5%)
-------------------------------------------------------------------------------------------------------------------
              1,000 Philippine Long Distance Telephone Co. ADR                                               16,400

Singapore (10.3%)
-------------------------------------------------------------------------------------------------------------------
              5,000 Chartered Semiconductor Manufacturing, Ltd. (NON)                                        14,164
              6,815 DBS Group Holdings, Ltd.                                                                 76,986
              7,250 Overseas-Chinese Banking Corp.                                                           54,461
              5,000 Singapore Airlines, Ltd.                                                                 42,434
             25,000 Singapore Exchange, Ltd.                                                                 18,780
              2,000 Singapore Press Holdings, Ltd.                                                           25,231
             15,000 Singapore Technologies Engineering, Ltd.                                                 23,396
              5,801 United Overseas Bank, Ltd.                                                               45,905
              3,000 Venture Manufacturing, Ltd.                                                              23,224
                                                                                                      -------------
                                                                                                            324,581

South Korea (16.8%)
-------------------------------------------------------------------------------------------------------------------
                300 Cheil Jedang Corp. (NON)                                                                 10,543
                 57 Daeduck Electronics Co.                                                                     523
              5,000 Good Morning Securities Co., Ltd. (NON)                                                  22,818
                300 Hankuk Electric Glass                                                                    17,903
              4,000 Hanwha Chemical Corp. (NON)                                                              13,404
                500 Housing & Commercial Bank                                                                10,910
              1,300 Humax Co., Ltd. (NON)                                                                    17,684
              1,600 Kookmin Bank 144A GDR (NON)                                                              23,105
              2,600 Korea Electric Power Corp. (NON)                                                         53,311
              1,000 Korea Telecom Corp. ADR                                                                  30,000
                200 NCSoft Corp.                                                                             15,175
              1,500 Pohang Iron & Steel Company, Ltd. ADR                                                    33,600
                740 Samsung Electronics Co.                                                                 110,404
              4,000 Samsung Heavy Industries (NON)                                                           17,361
                300 Samsung SDI Co., Ltd.                                                                    15,342
              1,050 Samsung Securities Co., Ltd.                                                             29,823
              2,000 Shinhan Bank                                                                             22,499
                250 Shinsegae Department Store, Co.                                                          13,962
                 40 SK Telecom Co., Ltd.                                                                      6,782
              3,400 SK Telecom Co., Ltd. ADR                                                                 66,263
                                                                                                      -------------
                                                                                                            531,412

Taiwan (14.0%)
-------------------------------------------------------------------------------------------------------------------
              2,000 ASE Test, Ltd. (NON)                                                                     25,750
              3,000 Asustek Computer, Inc. GDR                                                               13,310
             30,000 Bank Sinopac (NON)                                                                       16,325
              8,800 Cathay Life Insurance Co., Ltd.                                                          16,869
             29,000 China Steel Corp.                                                                        19,278
             36,120 Chinatrust Commercial Bank (NON)                                                         28,925
             15,920 Far Eastern Textile, Ltd.                                                                12,552
             11,000 Formosa Plastics Corp.                                                                   16,529
              5,000 Hon Hai Precision Industry                                                               31,073
             16,000 Nan Ya Plastic Corp.                                                                     20,085
             16,000 Picvue Electronics (NON)                                                                 18,106
             25,000 Taishin International Bank (NON)                                                         13,836
             38,888 Taiwan Semiconductor Manufacturing Co. (NON)                                            108,213
             39,080 United Microelectronics Corp. (NON)                                                      64,040
              2,000 Via Technologies, Inc. (NON)                                                             18,118
             13,000 Yageo Corp. (NON)                                                                        18,329
                                                                                                      -------------
                                                                                                            441,338

Thailand (3.7%)
-------------------------------------------------------------------------------------------------------------------
              1,800 Advanced Information Service Public Co., Ltd.                                            21,747
              5,500 Bec World Public Co., Ltd.                                                               29,647
              7,000 PTT Exploration & Production Public Co., Ltd.                                            17,565
             25,000 Siam Commercial Bank Public Co., Ltd. (NON)                                              17,571
             30,000 TelecomAsia Corp. Public Co., Ltd. (NON)                                                 17,251
             20,000 Thai Farmers Bank Public Co. (NON)                                                       13,243
                                                                                                      -------------
                                                                                                            117,024
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,416,543) (b)                                          $    3,062,746
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,160,389.

  (b) The aggregate identified cost on a tax basis is $2,483,940, resulting in gross unrealized appreciation and depreciation of $679,810 and $101,004, respectively, or net unrealized appreciation of $578,806.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, GDR or GDS after the name of a foreign holding stands for American
      Depositary Receipts, Global Depositary Receipts or Global Depositary Shares, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 28, 2001 (as a percentage of net assets):

		   Electronics      15.2%
		   Banking          13.9
		   Real estate      12.7

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,416,543) (Note 1)                                            $3,062,746
-------------------------------------------------------------------------------------------
Cash                                                                                  6,438
-------------------------------------------------------------------------------------------
Foreign currency (cost $78,209)                                                      77,989
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                       4,571
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  358
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      158,208
-------------------------------------------------------------------------------------------
Total assets                                                                      3,310,310

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    127,437
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            540
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              980
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                        1,195
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             17
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               19,752
-------------------------------------------------------------------------------------------
Total liabilities                                                                   149,921
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,160,389

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,002,561
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (27,924)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                             (458,832)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        644,584
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,160,389

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,160,389 divided by 321,000 shares)                                                $9.85
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.85) *                              $10.45
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,396)                                          $  13,748
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     16,945
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,909
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    1,000
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               1,847
-------------------------------------------------------------------------------------------
Auditing                                                                             22,236
-------------------------------------------------------------------------------------------
Legal                                                                                 2,382
-------------------------------------------------------------------------------------------
Other                                                                                   182
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (19,561)
-------------------------------------------------------------------------------------------
Total expenses                                                                       27,960
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (121)
-------------------------------------------------------------------------------------------
Net expenses                                                                         27,839
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (14,091)
-------------------------------------------------------------------------------------------
Net realized loss on investments (net of
foreign tax of $284) (Notes 1 and 3)                                               (379,769)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (12,571)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    739
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the
period (net of foreign tax of $1,287)                                              (269,925)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (661,526)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(675,617)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                   $   (14,091)     $   (13,875)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                            (392,340)         106,616
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                             (269,186)         (13,627)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                          (675,617)          79,114
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)             (319,687)         947,085
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (995,304)       1,026,199

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                     4,155,693        3,129,494
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $27,924 and $13,833, respectively)                             $3,160,389       $4,155,693
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                           February 28        Year ended        March 23, 1998+
operating performance               (Unaudited)         August 31         to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.78       $10.90        $5.23        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (loss)(a)(b)      (.04)        (.04)         .03          .06
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.89)         .92         5.75        (3.33)
----------------------------------------------------------------------------------------
Total from
investment operations                  (1.93)         .88         5.78        (3.27)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net investment income                --           --         (.03)          --
----------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.06)          --
----------------------------------------------------------------------------------------
From return of capital                    --           --         (.02)          --
----------------------------------------------------------------------------------------
Total distributions                       --           --         (.11)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.85       $11.78       $10.90        $5.23
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                (16.38)*       8.07       111.52       (38.47)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,160       $4,156       $3,129       $1,331
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)             .82*        1.65         1.65          .73*
----------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(b)            (.41)*       (.34)         .35          .99*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                113.28*      288.55       234.28       202.60*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.06, $.08, $.12 and $.07 per share for the periods ended February 28, 2001, August 31, 2000, August 31, 1999 and August 31, 1998, respectively
    (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Fund II (The "fund") is a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin, other than Japan.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2001, the fund's expenses were reduced by $121 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc., at an annual rate of up to 0.35% of the fund's average net assets attributable to class A shares. The Trustees have not approved payments under the plan.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,885,989 and $4,187,989, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     22,264           $ 212,626
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                22,264             212,626

Shares
repurchased                                    (54,039)           (532,313)
---------------------------------------------------------------------------
Net decrease                                   (31,775)          $(319,687)
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    149,557         $ 2,014,307
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               149,557           2,014,307

Shares
repurchased                                    (83,892)         (1,067,222)
---------------------------------------------------------------------------
Net increase                                    65,665         $   947,085
---------------------------------------------------------------------------

At February 28, 2001, Putnam Investments, Inc. owned 238,796 shares of the fund (74.4% of shares outstanding), valued at $2,352,141.

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Carmel Peters
Vice President and Fund Manager

Simon Davis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asia Pacific Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

70450 2IB 4/01


Putnam
Financial
Services
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is with pleasure that we bring you this first shareholder report for the recently introduced Putnam Financial Services Fund. Since the fund has not been in operation long enough to generate meaningful performance, we will confine our remarks here mainly to welcoming you to an investment vehicle we hope will fill a useful niche in many individual investment programs.

The fund's management team sees the financial services industry as one with extremely favorable prospects. Demand for investment products, insurance, credit, and asset management has never been greater as increasing numbers of people seek vehicles for building wealth to finance children's education, protect their families, and prepare for financially secure retirements.

We join the management team in welcoming you to the new fund and we look forward to a long and productive relationship.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Richard Cervone
Walter Scully
Stephen S. Oler

With only one month's performance under its belt, this annual report for Putnam Financial Services Fund's first abbreviated fiscal year will focus primarily on the fund's key investment strategies and the outlook for financial services stocks. Rapidly sinking investor confidence and fears that a slowing economy could turn into a recession have contributed to stock market downturns and severe volatility so far this year. However, we believe that our strategy of targeting the undervalued stocks of retail banks, investment banks, and insurance companies during this difficult period can result in superior returns over the longer term.

* GROWING DEMAND FOR FINANCIAL PRODUCTS WORLDWIDE

Our outlook for the financial services industry is extremely favorable because of overall increased demand for investment products, insurance, credit, and asset management. Now more than ever, U.S. workers are realizing that they must save and plan for their own financial futures. New investment products, such as 529 plans for education, are making headlines in the news and finding their way into investor accounts across the country. Almost every year we see enhanced investment products and new vehicles for retirement planning and estate planning.

Many U.S. companies have an immense competitive advantage in the investment banking business and have become world leaders. For example, out of the enormous number of investment banking firms worldwide, only a few are true leaders and are exceptionally aggressive. Among these are fund holdings Morgan Stanley Dean Witter and Goldman Sachs. Both of these companies have strong competitive advantages, particularly in the global securities industry, and are justifying our expectations for above-average growth rates. Among our other bank holdings, The Bank of New York Company, a leading retail bank in suburban New York, has vaulted to the top among global custody service providers and in the securities processing arena.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                               38.4%

Insurance                             19.9%

Investment banking/brokerage          17.4%

Financial                             13.9%

Consumer finance                       4.6%

Footnote reads:
* Based on net assets as of 2/28/01. Holdings will vary over time.

Another holding is Providian Financial Corporation of San Francisco. Providian is a credit-card company with approximately 12 million customers. It has a significant position in both the underserved market (those with spotty credit histories) and in the prime markets (those with better credit). While these holdings and others were viewed favorably as of February 28, they are subject to review and may vary in the future.

* WITH ECONOMIC RECOVERY, MORE POSITIVE OUTLOOK

The extreme volatility that we have seen in the equity markets demonstrates what happens when there is a collapse of investor confidence. However, Putnam Management believes that the underlying economic fundamentals in this country do not warrant this collapse and considers it a cyclical slowdown after an unprecedented 10-year economic expansion, along with low to moderate inflation and low interest rates. Furthermore, this is a slowdown in which the Federal Reserve Board is with us, not against us. Along with the Fed, we have a Congress that is working to reduce the budget surplus and cut taxes. In our opinion, the impact of these monetary and fiscal policies will help the economy recover later this year and into next year.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

American International Group, Inc.
Insurance

Bank of America Corp.
Banking

Citigroup, Inc.
Financial

J.P. Morgan Chase & Co.
Investment banking/brokerage

Wells Fargo & Co.
Banking

Morgan Stanley Dean Witter & Co.
Investment banking/brokerage

U.S. Bancorp
Banking

Bank of New York Company, Inc.
Banking

Comerica, Inc.
Banking

Fannie Mae
Financial

Footnote reads:
These holdings represent 43.1% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.


Despite the unprecedented volatility, we firmly believe that current market conditions have created many buying opportunities, especially among financial services companies. While there will be more volatility ahead for banks, investment banks, and insurance companies, we remain committed to finding companies that we believe will sustain above-average growth rates once the economic recovery is under way.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one industry and involves more risk than a fund that invests more broadly. Performance data reflect an expense limitation currently in effect, without which total returns would have been lower. The fund is currently offered on a limited basis and has limited assets.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Financial Services Fund, a series of the Putnam Funds Trust, including the fund's portfolio, as of February 28, 2001, and the related statement of operations, changes in net assets and financial highlights for the period from January 8, 2001 (commencement of operations) to February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Financial Services Fund as of February 28, 2001 and the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

                                                 KPMG  LLP
Boston, Massachusetts
April 4, 2001



THE FUND'S PORTFOLIO
February 28, 2001

COMMON STOCKS (95.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (38.4%)
-------------------------------------------------------------------------------------------------------------------
                910 AmSouth Bancorporation                                                           $       15,852
              3,155 Bank of America Corp.                                                                   157,592
              2,345 Bank of New York Company, Inc.                                                          121,424
                610 BB&T Corp.                                                                               22,039
              1,000 Charter One Financial, Inc.                                                              28,560
              1,495 Comerica, Inc.                                                                           95,157
                375 Commerce Bancshares, Inc.                                                                14,836
                890 Fifth Third Bancorp                                                                      47,893
              1,005 First Union Corp.                                                                        32,532
              1,900 FleetBoston Financial Corp.                                                              78,375
                415 Golden West Financial Corp.                                                              22,763
                480 M & T Bank Corp.                                                                         32,880
                725 Mellon Financial Corp.                                                                   33,575
              1,010 North Fork Bancorporation, Inc.                                                          25,250
                290 PNC Bank Corp.                                                                           20,155
                385 South Trust Corp.                                                                        16,290
              1,820 Sovereign Bancorp, Inc.                                                                  16,209
                503 State Street Corp.                                                                       50,526
              5,256 U.S. Bancorp                                                                            121,939
                570 UnionBanCal Corp.                                                                        15,173
                550 Washington Mutual, Inc.                                                                  28,254
              2,570 Wells Fargo & Co.                                                                       127,575
                670 Zions Bancorporation                                                                     38,481
                                                                                                      -------------
                                                                                                          1,163,330

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
                545 Moody's Corp.                                                                            14,693

Conglomerates (1.0%)
-------------------------------------------------------------------------------------------------------------------
                 13 Berkshire Hathaway, Inc. Class B (NON)                                                   30,407

Consumer Finance (4.6%)
-------------------------------------------------------------------------------------------------------------------
                530 Capital One Financial Corp.                                                              29,283
                210 Household International, Inc.                                                            12,163
                395 MBNA Corp.                                                                               12,988
              1,700 Providian Financial Corp.                                                                85,017
                                                                                                      -------------
                                                                                                            139,451

Financial (13.9%)
-------------------------------------------------------------------------------------------------------------------
              2,070 American Express Co.                                                                     90,832
              2,873 Citigroup, Inc.                                                                         141,294
              1,180 Fannie Mae                                                                               94,046
                805 Federal Agriculture Mortgage Corp. Class C (NON)                                         20,922
              1,080 Federal Home Loan Mortgage Corp.                                                         71,118
                                                                                                      -------------
                                                                                                            418,212

Insurance (19.9%)
-------------------------------------------------------------------------------------------------------------------
                400 ACE Ltd.                                                                                 14,640
                390 AFLAC, Inc.                                                                              23,462
                 65 Allianz Versicherungs AG (Germany) (NON)                                                 21,484
                245 Allmerica Financial Corp.                                                                13,022
              1,260 Allstate Corp.                                                                           50,224
                525 American General Corp.                                                                   40,026
              2,215 American International Group, Inc.                                                      181,187
                460 AON Corp.                                                                                15,764
                600 Chubb Corp. (The)                                                                        43,050
                240 Hartford Financial Services Group, Inc. (The)                                            15,324
                445 Jefferson-Pilot Corp.                                                                    30,042
                610 John Hancock Financial Services, Inc.                                                    20,984
                220 MBIA, Inc.                                                                               16,716
                350 Nationwide Financial Services, Inc. Class A                                              14,490
                540 Old Republic International Corp.                                                         15,255
                245 Progressive Corp. (The)                                                                  24,255
                630 St. Paul Cos., Inc.                                                                      29,163
                150 Transatlantic Holdings, Inc.                                                             14,952
                200 XL Capital, Ltd. Class A (Bermuda)                                                       15,202
                                                                                                      -------------
                                                                                                            599,242

Investment Banking/Brokerage (17.4%)
-------------------------------------------------------------------------------------------------------------------
                575 Bear Stearns Companies, Inc. (The)                                                       30,004
              2,230 Charles Schwab Corp. (The)                                                               46,607
                985 E*Trade Group, Inc. (NON)                                                               8,875
                605 Goldman Sachs Group, Inc. (The)                                                          55,509
                375 Investment Technology Group, Inc.                                                        19,313
              2,907 J.P. Morgan Chase & Co.                                                                 135,641
                553 Lehman Brothers Holdings, Inc.                                                           37,963
                580 Merrill Lynch & Co., Inc.                                                                34,742
              1,900 Morgan Stanley Dean Witter & Co.                                                        123,747
              2,000 Nikko Securities Co., Ltd. (Japan)                                                       14,498
                550 Stilwell Financial, Inc.                                                                 17,545
                                                                                                      -------------
                                                                                                            524,444
                                                                                                      -------------
                    Total Common Stocks (cost $3,019,230)                                            $    2,889,779

SHORT-TERM INVESTMENTS (0.4%) (a) (cost $13,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$            13,000 Interest in $300,000,000 joint tri-party repurchase agreement dated February 28, 2001 with Credit Suisse First Boston
                    due March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $13,002 for an effective yield
                    of 5.48%                                                                         $       13,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,032,230) (b)                                          $    2,902,779
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,018,218.

  (b) The aggregate identified cost on a tax basis is $3,033,665, resulting in gross unrealized appreciation and depreciation of $40,810 and $171,696, respectively, or net unrealized depreciation of $130,886.

(NON) Non-income-producing security.





STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,032,230) (Note 1)                                            $2,902,779
-------------------------------------------------------------------------------------------
Cash                                                                                    524
-------------------------------------------------------------------------------------------
Dividends receivable                                                                  4,260
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              114,929
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      7,497
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                   1,710
-------------------------------------------------------------------------------------------
Total assets                                                                      3,031,699

Liabilities
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              239
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            26
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7
-------------------------------------------------------------------------------------------
Payable for auditing fees                                                             9,700
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,509
-------------------------------------------------------------------------------------------
Total liabilities                                                                    13,481
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,018,218

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,149,104
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (1,435)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (129,451)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,018,218

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,018,218 divided by 371,232 shares)                                                $8.13
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.13)*                                $8.63
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
For the period January 8, 2001 (commencement of operations) to February 28, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                         $   7,556
-------------------------------------------------------------------------------------------
Interest                                                                              1,574
-------------------------------------------------------------------------------------------
Total investment income                                                               9,130

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,003
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          684
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        26
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          7
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 290
-------------------------------------------------------------------------------------------
Registration fees                                                                       876
-------------------------------------------------------------------------------------------
Auditing                                                                              9,700
-------------------------------------------------------------------------------------------
Other                                                                                   633
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (10,500)
-------------------------------------------------------------------------------------------
Total expenses                                                                        4,719
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (445)
-------------------------------------------------------------------------------------------
Net expenses                                                                          4,274
-------------------------------------------------------------------------------------------
Net investment income                                                                 4,856
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (6,968)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (129,451)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (136,419)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(131,563)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the period January 8, 2001
                                                                       (commencement of operations)
                                                                                    to February 28
--------------------------------------------------------------------------------------------------
                                                                                              2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $    4,856
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                            (6,968)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                (129,451)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                      (131,563)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                          149,781
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                                18,218

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             3,000,000
--------------------------------------------------------------------------------------------------
End of period                                                                           $3,018,218
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------
                                  For the period
Per-share                        January 8, 2001+
operating performance             to February 28
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (a)(b)             .01
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.38)
-------------------------------------------------
Total from
investment operations                   (.37)
-------------------------------------------------
Net asset value,
end of period                          $8.13
-------------------------------------------------
Total return at
net asset value (%)(c)(d)              (4.35)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $3,018
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(e)             .16*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .16*
-------------------------------------------------
Portfolio turnover (%)                 14.85*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.03 per share (Note 2).

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) For the period ended February 28, 2001, Putnam Investments, LLC fully reimbursed the fund for $8,153 of losses incurred on a transaction not meeting the fund's investment guidelines, which otherwise would have reduced total return by 0.24%.

(e) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2001

Note 1
Significant accounting policies

Putnam Financial Services Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust) which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of U.S. companies in the financials services industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes have the potential for capital appreciation.

The fund offers class A shares. Class A shares are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and management fee reimbursements for certain losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended February 28, 2001, the fund reclassified $4,856 to decrease undistributed net investment income and $677 to decrease paid-in-capital with a decrease to accumulated net investment loss of $5,533.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that that Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, and 0.42% thereafter.

Putnam Management has agreed to limits its compensation (and, to the extent necessary, bear other expenses of the fund) through February 28, 2002 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, extraordinary expenses and payments under the fund's distribution plans) would exceed an annual rate of 1.10% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended February 28, 2001, the fund's expenses were reduced by $445 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets attributable to class A shares. The Trustees have not approved payments pursuant to the Plan.

For the period ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,465,943 and $439,745, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             For the period January 8, 2001
                                                (commencement of operations)
                                                       to February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     18,325            $150,060
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                18,325             150,060

Shares
repurchased                                        (34)               (279)
---------------------------------------------------------------------------
Net increase                                    18,291            $149,781
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 8, 2001, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 for class A shares and the issuance of 352,941 shares for class A to Putnam Investments, LLC on January 5, 2001.

At February 28, 2001, Putnam Investments, LLC owned 352,941 shares of the fund, 95.1% of shares outstanding, valued at $2,869,410.



Federal tax information
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.



FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Richard Cervone
Vice President and Fund Manager

Walter Scully
Vice President and Fund Manager

Stephen S. Oler
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Financial Services Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


70454   2UM   4/01


Putnam
High Yield
Trust II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

In the uncertain high-yield bond market environment that prevailed during the first half of Putnam High Yield Trust II's current fiscal year, your fund management team's shift to a more conservative portfolio orientation served the fund well and allowed it to keep pace with its competitors.

This result was achieved as the slowing economy brought an increase in defaults and raised other uncertainties about near-term prospects for the high-yield sector. As the managers explain in the accompanying report, economic slowing combined with volatile capital markets meant keeping a close watch on the credit health of each fund holding and reducing the weighting of securities in vulnerable areas.

As the fund enters the second half of fiscal 2001, the managers expect defaults and economic uncertainties to continue to cast a shadow over the market. At the same time, they see attractive values across the high-yield market. They currently intend to keep their primary focus on individual companies, seeking out those they believe have the best prospects for prospering in this challenging environment.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Jennifer E. Leichter
and the Credit Team

Putnam High Yield Trust II worked to make the most of an unusually weak market during the first six months of its 2001 fiscal year. The difficulties were tempered somewhat by a strong market recovery in January and February. Pessimism over rising default rates gave way to improved sentiment as the Federal Reserve Board heartened the credit markets with two cuts in key short-term interest rates. During this period of transition, your fund's management team worked to cushion the portfolio value by following a more conservative approach.

Total return for 6 months ended 2/28/01

        Class A           Class B           Class C           Class M
     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
   -2.20%   -6.87%   -2.42%   -7.02%   -2.57%   -3.49%   -2.18%   -5.39%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* TURMOIL, THEN A REBOUND IN THE HIGH-YIELD MARKET

During most of 2000, the high-yield market struggled mightily. Rising default rates, a weakening economy, and restrictive credit standards caused yield spreads (the difference between Treasury yields and those of high-yield securities) to widen dramatically, signaling the marked underperformance of junk bonds. The telecommunications sector came under particular pressure because of concerns about the ultimate success of the companies' business plans in a faltering economy. Telecom services companies were not generating enough cash flow to finance their build-out or operations and had difficulty finding necessary funding in an environment where access to capital was extremely limited. Economically sensitive sectors such as metals, chemicals, and forest products also suffered due to the economic slowdown and rising energy prices.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications       11.3%

Broadcasting              6.6%

Gaming and lottery        6.0%

Cable television          5.9%

Telephone                 5.4%

Footnote reads:
*Based on net assets as of 2/28/01. Holdings will vary over time.

Fortunately, the market recovered as we made the transition into 2001. The Fed surprised the markets by slashing key short-term interest rates just days into the new year. This action, reinforced by another Fed rate cut at its meeting in late January, restored optimism that economic growth would improve. It also eased access to capital for high-yield companies and lowered their borrowing costs. The market was buoyed further by what is known as the January effect. Large institutional investors such as insurance companies typically purchase a significant volume of high-yield bonds early in the year, and 2001 was no exception. This seasonal demand pushed yields lower -- and prices higher. Improved sentiment and the January effect helped propel the high-yield market to one of its best months ever in January. February was a relatively positive month, as the market was able to consolidate its gains.

* VIGILANCE ON CREDIT HELPS INSULATE FUND

Over the first half of your fund's fiscal year, we continued to be particularly vigilant regarding the credit health of the companies whose bonds we chose for the portfolio. We underweighted the fund's stake in telecommunications relative to its benchmark. We continued to question the companies' ability to maintain their growth rates and were worried about their access to capital, a key factor in their success, since they have such capital intensive business plans.

Beyond this underweighting, there were no other significant industry bets. Conservative positioning helped reduce losses during the market weakness in the later half of 2000. While we are optimistic about the market's prospects given current attractive yield levels, we have decided to maintain a careful approach because we believe the economic outlook remains uncertain and that security selection will drive the market for the balance of the year. Our goal has been to find the credits we believe will survive regardless of the market environment.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Echostar Broadband Corp.
144A sr. notes 10 3/8s, 2007
Broadcasting

Voicestream Wireless Corp.
sr. notes 10 3/8s, 2009
Telecommunications

Paxson Communications Corp.
144A 13.25% cum. pfd.
Broadcasting

Lyondell Petrochemical Co.
sec. notes Ser. B, 9 7/8s, 2007
Chemicals

Nextel Communications, Inc.
144A sr. notes 9 1/2s, 2011
Telecommunications

CSC Holdings, Inc.
Ser. M, $11.13 cum. pfd.
Cable television

Charter Communications Holdings LLC
144A sr. notes 11 1/8s, 2011
Cable television

Levi Strauss & Co.
144A sr. notes 11 5/8s, 2008
Textiles

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Waste management

NTL Communications Corp.
sr. notes Ser. B, 11 1/2s, 2008
Cable television

Footnote reads:
These holdings represent 7.7% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.

Some of the best performing bonds in the portfolio were small companies with strong market positions and the ability to generate free cash flow in an uncertain environment. One example is Albecca, a producer of picture frames and other consumer products. Albecca cut costs and increased cash flow to pay off debt, initiating an earnings turnaround that helped boost its bonds. In addition, holdings in large, defensive companies provided an anchor to windward in a volatile market. HCA/The Healthcare Company, the large hospital management company, is one such example. The company emerged from its well-publicized negotiations with Federal and state governments over reimbursement issues to be a strong, stable credit.

On the down side, the fund's Pioneer Chemical position proved to be a disappointment. This chlorine and caustic soda producer suffered from the effects of the power crisis that hit the U.S. West during the period. Even though the market for the company's end product improved, its production costs soared because of the electricity shortage. However, we have decided to maintain this position for the moment, believing that Pioneer's prospects remain solid and comforted by the fact that the debt is secured by the company's physical plants.

* OPTIMISTIC OUTLOOK REMAINS IN PLACE

Although we have not yet witnessed a full rebound in the high-yield market, we remain positive about its longer-term prospects. By almost any historical measure, high yield bonds are currently very attractively valued and, as in 1991, are poised to post strong returns even as default rates are peaking. A key factor in market performance at this point is continued rate reductions by the Fed and their effect on economic activity. A stabilization of the economy should provide the backdrop against which the high yield market can rally after three years of sub-par returns.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.



PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust II is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.


TOTAL RETURN FOR PERIODS ENDED 2/28/01

                     Class A          Class B        Class C         Class M
(inception dates)   (12/31/97)      (12/31/97)      (7/26/99)       (12/31/97)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -2.20%  -6.87%  -2.42%  -7.02%  -2.57%  -3.49%  -2.18%  -5.39%
------------------------------------------------------------------------------
1 year          -4.05   -8.56   -4.63   -8.89   -4.77   -5.63   -4.15   -7.32
------------------------------------------------------------------------------
Life of fund     1.47   -3.31   -0.52   -2.72   -1.43   -1.43    0.85   -2.48
Annual average   0.46   -1.06   -0.16   -0.87   -0.45   -0.45    0.27   -0.79
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/01

                                     Credit Suisse First Boston
                                              High Yield             Consumer
                                                 Index             price index
------------------------------------------------------------------------------
6 months                                         0.71%                2.03%
------------------------------------------------------------------------------
1 year                                           1.26                 3.59
------------------------------------------------------------------------------
Life of fund                                     5.42                 8.90
Annual average                                   1.68                 2.73
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/28/01

                      Class A         Class B         Class C        Class M
------------------------------------------------------------------------------
Distributions
(number)                 6               6              6              6
------------------------------------------------------------------------------
Income               $0.389926       $0.366008      $0.366034      $0.382187
------------------------------------------------------------------------------
Capital gains            --              --             --            --
------------------------------------------------------------------------------
  Total              $0.389926       $0.366008      $0.366034      $0.382187
------------------------------------------------------------------------------
Share value:        NAV     POP         NAV            NAV        NAV     POP
------------------------------------------------------------------------------
8/31/00           $6.78   $7.12        $6.79          $6.79     $6.78   $7.01
------------------------------------------------------------------------------
2/28/01            6.23    6.54         6.25           6.24      6.24    6.45
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1            13.60%  12.96%       12.80%         12.81%    13.33%  12.90%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2           11.11   10.57        10.32          10.29     10.83   10.46
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B        Class C         Class M
(inception dates)  (12/31/97)      (12/31/97)      (7/26/99)       (12/31/97)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
-------------------------------------------------------------------------------
6 months         -2.50%  -7.13%  -3.01%  -7.59%  -2.86%  -3.78%  -2.62%  -5.75%
-------------------------------------------------------------------------------
1 year           -4.15   -8.76   -4.87   -9.13   -4.87   -5.72   -4.38   -7.49
-------------------------------------------------------------------------------
Life of fund     -0.23   -4.92   -2.39   -4.54   -3.13   -3.13   -0.86   -4.13
Annual average   -0.07   -1.54   -0.74   -1.42   -0.97   -0.97   -0.27   -1.29
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.



COMPARATIVE BENCHMARKS

The Credit Suisse First Boston High Yield Index (formerly known as the First Boston High Yield Index) is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
February 28, 2001 (Unaudited)

CORPORATE BONDS AND NOTES (87.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
$            55,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                $       56,238
          2,520,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                              2,394,000
          2,948,599 Interact Operating Co. 144A notes 14s, 2003                                              88,458
            880,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         906,400
          1,425,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                         1,474,875
          1,945,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                       1,993,625
          2,125,000 TDL Infomedia Holdings PLC sr. disc. notes stepped-coupon
                    zero % (15 1/2s, 10/15/04), 2010 (United Kingdom) (STP)                               1,657,500
                                                                                                     --------------
                                                                                                          8,571,096

Aerospace and Defense (1.4%)
-------------------------------------------------------------------------------------------------------------------
          5,430,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    4,724,100
          3,120,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                        3,213,600
            535,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      524,300
          3,575,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                          3,432,000
            730,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           781,100
          3,490,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  3,542,350
            180,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              179,100
          1,770,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                           1,796,550
          1,250,000 Sequa Corp. sr. notes 9s, 2009                                                        1,275,000
                                                                                                     --------------
                                                                                                         19,468,100

Agriculture (0.4%)
-------------------------------------------------------------------------------------------------------------------
          6,476,812 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           6,152,970

Airlines (0.9%)
-------------------------------------------------------------------------------------------------------------------
          3,980,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                    4,323,293
          3,260,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                         3,137,750
            600,000 Continental Airlines, Inc. notes 8s, 2005                                               572,064
            730,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  723,226
          1,690,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                1,649,947
          1,910,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                       1,900,450
                                                                                                     --------------
                                                                                                         12,306,730

Automotive (2.1%)
-------------------------------------------------------------------------------------------------------------------
          3,220,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                 2,994,600
          1,850,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         1,628,000
          3,700,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                3,108,000
          2,500,000 Exide Corp. bank term loan Ser. B, FRN 10.438s, 2005                                  2,275,000
          1,650,000 Exide Corp. sr. notes 10s, 2005                                                       1,320,000
            480,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   91,200
          1,230,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  246,000
            840,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                  159,600
          2,180,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  436,000
          1,971,429 Federal Mogul Corp. bank term loan Ser. B, FRN 6.29s, 2010                            1,084,286
          1,370,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                           1,048,050
          4,140,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                          2,877,300
            430,000 Hayes Wheels International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007                                                                            294,550
          2,580,000 Lear Corp. sub. notes 9 1/2s, 2006                                                    2,614,675
          1,830,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                       1,817,208
          2,040,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       2,038,756
          4,290,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                         2,659,800
          3,000,000 Safety Components International, Inc. sr. sub. notes Ser. B,
                    10 1/8s, 2007 (In default) (NON)                                                      1,207,500
          3,670,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008
                    (In default) (NON)                                                                      183,500
          1,490,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                                 596,000
          2,850,000 Transportation Manufacturing Operations, Inc.
                    company guaranty 11 1/4s, 2009                                                          940,500
                                                                                                     --------------
                                                                                                         29,620,525

Banking (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,345,000 Bangko Sentral NG Pilipinas bonds 8.6s, 2027 (Philippines)                              928,050
          1,920,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                 1,910,400
          2,715,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                 2,569,848
             20,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   19,268
          5,025,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                4,903,898
          4,380,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (South Korea)                               4,380,000
          1,960,000 Local Financial Corp. sr. notes 11s, 2004                                             1,960,000
          2,610,000 Peoples Bank-Bridgeport sub notes 9 7/8s, 2010                                        2,812,327
            850,000 Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                                  531,743
          1,310,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             809,239
          4,300,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       4,536,500
             10,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                            8,790
                                                                                                     --------------
                                                                                                         25,370,063

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                425,250
          1,920,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                    1,939,200
                                                                                                     --------------
                                                                                                          2,364,450

Broadcasting (5.5%)
-------------------------------------------------------------------------------------------------------------------
          3,940,000 Acme Television 144A sr. disc. notes 10 7/8s, 2004                                    3,585,400
          1,580,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                          1,564,200
          2,825,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                  2,118,750
          1,428,571 Benedek Communications Corp. bank term loan Ser. B,
                    FRN 8.85s, 2007                                                                       1,412,500
            400,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        404,124
            790,000 British Sky Broadcasting PLC company guaranty 7.3s, 2006
                    (United Kingdom)                                                                        783,641
          1,390,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      1,289,434
          1,181,000 CD Radio, Inc. sec. notes 14 1/2s, 2009                                                 844,415
            130,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           44,200
          5,040,000 Chancellor Media Corp. company guaranty 8s, 2008                                      5,216,400
          3,185,300 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                               3,344,565
         16,295,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                  4,073,750
         15,860,000 Echostar Broadband Corp. 144A sr. notes 10 3/8s, 2007                                16,256,500
          1,410,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,427,625
          3,640,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                 3,194,100
          2,850,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     2,907,000
          1,110,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                       1,148,850
          1,940,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                             1,978,800
             53,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   37,100
          2,260,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                1,593,300
            224,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          62,720
          1,430,000 Lin Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,115,400
          3,160,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                    3,049,400
          2,070,000 News America, Inc. sr. notes 6 5/8s, 2008                                             1,999,392
            520,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                    551,200
          2,540,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                           2,489,200
            340,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              358,700
            790,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          773,252
          1,723,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                    1,800,535
          1,040,000 Sinclair Broadcast Group, Inc. sr. sub notes 10s, 2005                                1,014,000
            510,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                471,750
          1,160,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                            1,055,600
             60,000 Spanish Broadcasting System, Inc. sr. sub. notes 9 5/8s, 2009                            54,600
          4,240,000 TV Azteca SA de CV sr. notes 10 1/2s, 2007 (Mexico)                                   4,155,200
          3,250,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                2,185,625
            520,000 Young Broadcasting, Inc. 144A sr. sub notes 10 1/8s, 2005                               525,200
            880,000 Young Broadcasting, Inc. 144A sr. sub notes 10s, 2011                                   874,500
          1,290,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                        1,225,500
                                                                                                     --------------
                                                                                                         76,986,428

Building Materials (0.7%)
-------------------------------------------------------------------------------------------------------------------
            880,000 American Standard, Inc. company guaranty 7 5/8s, 2010                                   862,400
          3,480,000 American Standard, Inc. company guaranty 7 3/8s, 2005                                 3,445,200
            920,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           793,500
          1,060,000 Building Materials Corp. company guaranty 8s, 2008                                      530,000
          2,930,000 Dayton Superior Corp. company guaranty 13s, 2009                                      2,959,300
          1,700,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                        1,666,000
                                                                                                     --------------
                                                                                                         10,256,400

Cable Television (5.2%)
-------------------------------------------------------------------------------------------------------------------
            630,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                   663,075
          3,240,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          3,240,000
          2,208,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                          2,097,600
            780,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    711,750
            580,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     545,200
          8,770,000 Charter Communications Holdings LLC 144A sr. notes
                    11 1/8s, 2011                                                                         9,340,050
            600,000 Charter Communications Holdings LLC 144A sr. notes
                    10 3/4s, 2009                                                                           639,000
             90,000 Charter Communications Holdings LLC sr. notes 10s, 2009                                  93,150
          6,600,000 Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                            6,402,000
            520,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                          590,200
            500,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2023                                           530,000
          2,450,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         2,597,000
            920,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                    873,908
          2,250,000 Diamond Cable Communication Co. sr. disc. notes 11 3/4s,
                    2005 (United Kingdom)                                                                 2,216,250
          7,800,000 Insight Communications Company, Inc. 144A sr. disc. notes
                    zero %, 2011                                                                          4,407,000
          4,000,000 Insight Media bank term loan FRN 9.313s, 2009                                         4,020,000
          1,280,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                         1,379,200
          2,250,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                            2,137,500
          5,000,000 NTL Communications Corp. sr. notes stepped-coupon
                    Ser. B, zero % (12 3/8s, 10/1/03), 2008 (STP)                                         3,150,000
          3,325,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                              3,308,375
          9,275,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                              9,019,938
          1,080,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                    939,600
            341,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                         129,580
          1,530,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       849,150
          1,970,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                             679,650
            400,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                      454,000
            755,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                   811,625
          1,390,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                          319,700
          1,210,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (11 3/8s, 2/1/05), 2010 (United Kingdom) (STP)                                   713,900
            764,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        760,180
          1,260,000 TeleWest Communications PLC structured note (issued by
                    DLJ International Capital) 10 7/8s, 2005 (United Kingdom)                             1,203,300
            150,000 TeleWest Communications PLC sr. notes 9 7/8s, 2010
                    (United Kingdom)                                                                        145,500
             50,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                         49,250
          2,500,000 TeleWest Communications PLC sr. disc. notes stepped-coupon
                    zero % (9 1/4s, 4/15/04), 2009 (United Kingdom) (STP)                                 1,556,250
          5,130,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                           2,103,300
          1,220,000 United Pan-Europe N.V. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 11/1/04), 2009 (Netherlands) (STP)                                            512,400
          3,760,000 United Pan-Europe N.V. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                    1,541,600
          3,140,000 United Pan-Europe N.V. 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                    2,496,300
            180,000 United Pan-Europe N.V. sr. notes Ser. B, 10 7/8s,
                    2007 (Netherlands)                                                                      144,000
                                                                                                     --------------
                                                                                                         73,370,481

Chemicals (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,319,000 CP Kelco bank term loan FRN 9.649s, 2008                                              1,276,133
          3,155,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                            2,776,400
          2,800,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                    2,744,000
          1,620,000 Huntsman Corp. 144A sr. sub. notes 9.486s, 2007                                       1,360,800
          5,080,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           5,283,200
          3,640,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                     3,357,900
            420,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           367,500
            140,000 Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                 143,500
         10,810,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                           11,134,300
          5,755,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (Canada)                                                                 2,244,450
          6,525,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                    1,957,500
          1,310,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                          1,342,750
          1,110,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   854,700
          3,000,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                             2,220,000
             77,390 Polytama International notes 11 1/4s, 2007 (Indonesia)                                    2,322
          4,160,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           3,140,800
          5,720,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                   800,800
          2,240,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                       2,240,000
          1,855,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                 1,094,450
            630,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          504,000
          2,150,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                         1,720,000
                                                                                                     --------------
                                                                                                         46,565,505

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
             29,995 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      13,198
          3,430,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005
                    (In default) (NON)                                                                      231,525
                                                                                                     --------------
                                                                                                            244,723

Commercial and Consumer Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
          4,982,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                        4,957,090
          1,875,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,875,000
          4,383,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                       4,645,980
            410,000 Travel Centers of America notes 12 3/4s, 2009                                           410,000
            300,000 Travel Centers of America 144A company guaranty
                    12 3/4s, 2009                                                                           297,000
                                                                                                     --------------
                                                                                                         12,185,070

Communications Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,490,000 Telex Communications, Inc. 144A company guaranty
                    10 1/2s, 2007                                                                           804,600

Construction (0.7%)
-------------------------------------------------------------------------------------------------------------------
          7,630,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                           6,599,950
          3,190,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                       2,982,650
                                                                                                     --------------
                                                                                                          9,582,600

Consumer (1.4%)
-------------------------------------------------------------------------------------------------------------------
          4,120,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                           1,153,600
          5,825,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                          739,321
          6,250,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                           2,281,250
          4,099,777 Home Interiors & Gifts, Inc. bank term loan Ser. B, 9.258s, 2006                      2,664,855
          3,440,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                             3,594,800
          6,970,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          5,750,250
             50,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                   43,375
          3,470,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                3,608,800
                                                                                                     --------------
                                                                                                         19,836,251

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,255,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                          1,150,050
          6,270,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                        1,018,875
          3,370,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          547,625
          3,460,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          536,300
          6,385,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                   2,298,600
          1,335,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 427,200
          1,920,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                          1,536,000
                                                                                                     --------------
                                                                                                          7,514,650

Consumer Goods (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,965,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                          3,865,875
            260,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                     217,100
          3,800,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                       3,192,000
          3,090,000 Doskcil Manufacturing Co. sr. sub. notes 10 1/8s, 2007                                  764,775
          6,220,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                        6,562,100
          2,150,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                        2,112,375
          4,000,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      320,000
          2,520,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                           2,129,400
          1,160,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                         1,160,000
            450,000 Playtex Products, Inc. 144A company guaranty Ser. B,
                    8 7/8s, 2004                                                                            450,000
          2,880,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                  1,425,600
                                                                                                     --------------
                                                                                                         22,199,225

Containers (1.3%)
-------------------------------------------------------------------------------------------------------------------
          4,260,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                      3,961,800
          3,670,000 Consumers International 144A sr. notes 10 1/4s, 2005
                    (In default) (NON)                                                                      990,900
          1,340,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                     763,800
             40,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                32,800
            480,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                    331,200
          3,870,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                            3,018,600
          1,000,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              830,000
          1,210,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                             1,028,500
          6,880,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               6,295,200
          1,200,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                      1,308,000
                                                                                                     --------------
                                                                                                         18,560,800

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,810,000 Fleming Co., Inc. company guaranty Ser. B, 10 1/2s, 2004                              1,755,700

Electric Utilities (1.4%)
-------------------------------------------------------------------------------------------------------------------
          2,138,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                              1,624,880
          6,030,000 AES Corp. sr. notes 9 3/8s, 2010                                                      6,301,350
          1,890,000 AES Corp. sr. notes 8 7/8s, 2011                                                      1,945,661
            690,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 653,561
          5,500,000 CMS Energy Corp. pass-thru certificates 7s, 2005                                      5,197,555
            277,165 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands) (FWC/WIS)                                                              138,583
          1,263,429 Northeast Utilities System notes Ser. A, 8.58s, 2006                                  1,300,649
          2,068,267 Northeast Utilities System notes Ser. B, 8.38s, 2005                                  2,132,817
                                                                                                     --------------
                                                                                                         19,295,056

Energy (1.5%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                              206,000
            600,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (France)                                                                  637,500
          1,400,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                       1,470,000
          3,570,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                           3,677,100
          2,590,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 2,693,600
          5,580,000 R&B Falcon Corp. sr. notes 12 1/4s, 2006                                              6,807,600
            650,000 R&B Falcon Corp. company guaranty 9 1/2s, 2008                                          757,250
          3,580,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                        4,367,600
                                                                                                     --------------
                                                                                                         20,616,650

Entertainment (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,390,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                   1,098,100
            200,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     162,000
          3,760,000 Carmike Cinemas, Inc. 6.69s, 2005                                                     2,932,800
          1,780,000 Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                       1,441,800
          1,000,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            1,028,750
          1,090,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                            1,095,450
          3,631,764 Regal Cinemas, Inc. bank term loan Ser. C, 10.50s, 2006                               3,105,158
          1,342,047 Regal Cinemas, Inc. bank term loan Ser. B, 10.25s, 2006                               1,147,450
          9,535,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008 (In default) (NON)                    1,048,850
          8,140,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010 (In default) (NON)                      814,000
          1,470,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                    113,925
          3,800,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                3,847,500
            796,000 United Artists Theatre 144A notes 10.415s, 2007 (In default) (NON)                        7,960
             97,348 United Artists Theatre bank term loan FRN Ser. C, 10.375s,
                    2007 (acquired 6/4/98, cost $97,202) (RES)                                               73,011
          1,362,870 United Artists Theatre bank term loan FRN Ser. B, 10.375s,
                    2006 (acquired 6/4/98, cost $1,360,826) (RES)                                         1,022,153
         18,716,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                      187,160
                                                                                                     --------------
                                                                                                         19,126,067

Financial (2.3%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                               1,150,000
          5,250,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                        5,191,305
          2,320,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                     1,316,600
            957,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                    535,920
          1,060,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      593,600
          2,330,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                  2,108,650
          1,430,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                  800,800
            795,000 CSBI Capital Trust I 144A company guaranty 11.75s, 2027                                 802,950
          2,010,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                        1,663,275
          5,880,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                            4,865,700
            770,000 Finova Capital Corp. sr. notes 6 3/4s, 2009 (In default) (NON)                          639,100
            890,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                              736,475
            530,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                              438,575
          1,170,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    848,250
          1,890,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                1,701,000
          1,481,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                             1,332,900
          3,950,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       3,732,750
          2,220,000 Superior Financial 144A sr. notes 8.65s, 2003                                         2,216,261
          2,200,000 Vesta Insurance Group, Inc. 144A company guaranty
                    8.525s, 2027                                                                          1,320,000
          1,230,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                        774,900
                                                                                                     --------------
                                                                                                         32,769,011

Food (1.1%)
-------------------------------------------------------------------------------------------------------------------
          3,375,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                  1,755,000
          1,820,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,374,100
          3,290,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                           2,483,950
          1,975,000 Aurora Foods, Inc. bank term loan FRN Ser. B, 9.381s, 2010                            1,807,125
            480,000 Chiquita Brands International, Inc. sr. notes 10 1/4s, 2006                             220,800
          1,680,000 Chiquita Brands International, Inc. sr. notes 9 5/8s, 2004
                    (In default) (NON)                                                                      772,800
          2,265,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                              1,291,050
          2,050,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                      1,886,000
          1,940,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                  1,396,800
          1,900,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                1,140,000
          4,810,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                      962,000
                                                                                                     --------------
                                                                                                         15,089,625

Gaming & Lottery (6.0%)
-------------------------------------------------------------------------------------------------------------------
          1,930,000 Anchor Gaming company guaranty 9 7/8s, 2008                                           2,026,500
          2,200,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                    2,337,500
          2,380,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                 2,213,400
          6,290,500 Autotote Corp. bank term loan FRN Ser. B, 10.563s, 2007                               5,975,975
          8,272,877 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                      4,963,726
          1,320,000 Harrah's Entertainment, Inc. 144A company guaranty 8s, 2011                           1,338,638
          1,790,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                            1,781,050
          2,430,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 2,587,950
          4,920,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                            4,821,600
          2,240,000 International Game Technology 144A sr. notes 8 3/8s, 2009                             2,290,400
          2,000,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,015,000
          4,450,000 Isle of Capri Black Hawk LLC 144A 1st mtge. Ser. B, 13s, 2004                         4,850,500
          2,580,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                   2,270,400
          3,590,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                             3,742,575
          5,060,000 MGM Mirage company guaranty 8 3/8s, 2011                                              5,060,000
          3,740,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                              3,768,050
            810,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     818,100
          3,950,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            4,038,875
          3,750,000 Pennisula Gaming LLC bank term loan FRN 12 1/4s, 2006                                 3,684,375
          1,620,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                          1,620,000
          2,330,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                      2,440,675
            530,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                       532,650
          8,721,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    5,843,070
          4,017,000 Trump Castle Funding, Inc. 144A sr. sub. notes 11 3/4s, 2003                          3,173,430
          7,760,000 Trump Castle Funding, Inc. 144A sub. notes 10 1/4s, 2003                              7,857,000
          2,210,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                  2,331,550
                                                                                                     --------------
                                                                                                         84,382,989

Health Care (2.8%)
-------------------------------------------------------------------------------------------------------------------
          2,170,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                          1,106,700
          1,020,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                       1,093,950
          3,080,000 Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                             3,249,400
          2,470,000 Columbia/HCA Healthcare Corp. deb. 7.19s, 2015                                        2,247,700
            500,000 Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                               493,610
          1,435,000 Conmed Corp. company guaranty 9s, 2008                                                1,334,550
          2,180,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                             2,316,250
            780,000 HCA-The Healthcare Co. notes 8.36s, 2024                                                744,900
          2,790,000 HCA-The Healthcare Co. sr. notes 7 7/8s, 2011                                         2,796,975
            500,000 HCA-The Healthcare Co. notes 7s, 2007                                                   482,500
            720,000 HCA-The Healthcare Co. notes 6.91s, 2005                                                703,800
          1,270,000 IASIS Healthcare Corp. company guaranty 13s, 2009                                     1,390,650
          2,770,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                          2,631,500
          3,000,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                2,820,000
          2,800,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                            280
          4,180,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                41,800
         10,495,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                     3,988,100
          1,100,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                 1,204,500
          6,240,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                 6,333,600
            240,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               244,800
          3,475,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           3,735,625
                                                                                                     --------------
                                                                                                         38,961,190

Homebuilding (1.8%)
-------------------------------------------------------------------------------------------------------------------
            470,000 D.R. Horton, Inc. sr. sub. notes 9 3/4s, 2010                                           477,050
          1,610,000 D.R. Horton, Inc. company guaranty 8s, 2009                                           1,561,700
            600,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              583,500
            440,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                               420,200
          1,820,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                             1,692,600
            400,000 Del Webb Corp. sr. sub. debs 9s, 2006                                                   376,000
          2,170,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                         2,213,400
          3,130,000 KB Home sr. sub notes 9 1/2s, 2011                                                    3,126,088
            510,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       545,700
          1,270,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   1,238,250
            270,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            263,250
          4,060,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             4,202,100
          2,090,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                         2,131,800
          2,600,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                 2,617,602
          2,150,000 Toll Corp. company guaranty 8 1/8s, 2009                                              2,096,250
          1,950,000 WCI Communications, Inc. 144A sr. sub notes 10 5/8s, 2011                             1,981,688
                                                                                                     --------------
                                                                                                         25,527,178

Lodging/Tourism (1.2%)
-------------------------------------------------------------------------------------------------------------------
          2,600,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                     780,000
          1,770,000 Felcor Lodging company guaranty 9 1/2s, 2008                                          1,825,171
            740,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      740,000
          6,150,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            6,011,625
          1,200,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                     1,203,000
          2,285,000 ITT Corp. notes 6 3/4s, 2005                                                          2,241,494
          3,160,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                3,242,950
          1,160,649 Strategic Hotel bank term loan FRN 9.32s, 2004                                        1,167,903
                                                                                                     --------------
                                                                                                         17,212,143

Manufacturing (1.9%)
-------------------------------------------------------------------------------------------------------------------
          5,910,000 Blount, Inc. 144A company guaranty 13s, 2009                                          4,077,900
          2,353,804 Blount, Inc. bank term loan FRN 9.315s, 2006                                          2,153,731
          1,900,000 BRL Universal Equipment 144A secd. notes 8 7/8s, 2008                                 1,938,000
          3,140,000 Dana Corp. notes 6 1/4s, 2004                                                         2,669,000
            890,000 Day International Group, Inc. sr. sub. notes 11 1/8s, 2005                              890,000
            315,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                             280,350
          4,310,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        4,503,950
            320,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                             3,200
          2,242,801 Grove Investors LLC notes 14 1/2s, 2010 (PIK)                                            22,428
          1,670,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              997,825
          2,530,000 Mascotech, Inc. bank term loan Ser. B. FRN, 9.688s, 2008                              2,492,050
          4,180,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                4,012,800
          2,420,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                              2,226,400
                                                                                                     --------------
                                                                                                         26,267,634

Medical Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,160,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                        3,349,600
          9,100,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                         91,000
          7,500,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                         318,750
            690,000 Service Corp. International debs. 7 7/8s, 2013                                          448,500
            430,000 Service Corp. International notes 7.7s, 2009                                            288,100
          4,250,000 Service Corp. International notes 6s, 2005                                            2,911,250
          5,000,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                       50,000
                                                                                                     --------------
                                                                                                          7,457,200

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
          4,920,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                            1,279,200

Metals (1.1%)
-------------------------------------------------------------------------------------------------------------------
          3,560,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          3,310,800
          1,070,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                    1,016,500
          2,500,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                         2,175,000
             90,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            85,500
          2,000,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                               1,960,000
          3,810,000 LTV Corp. (The) company guaranty 11 3/4s, 2009                                          514,350
          3,370,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007
                    (In default) (NON)                                                                      471,800
          4,740,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                   1,232,400
            951,000 Oregon Steel Mills 1st mortgage 11s, 2003                                               770,310
            350,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            369,250
          3,225,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           2,676,750
            240,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                           67,200
          3,145,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007
                    (In default) (NON)                                                                       94,350
          1,765,000 WHX Corp. sr. notes 10 1/2s, 2005                                                     1,182,550
                                                                                                     --------------
                                                                                                         15,926,760

Oil & Gas (2.7%)
-------------------------------------------------------------------------------------------------------------------
          2,200,000 Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                          2,213,750
          2,550,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             2,454,375
            540,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                            556,200
            200,000 Giant Industries Corp. company guaranty 9s, 2007                                        184,000
            370,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                           396,825
            620,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        638,600
          1,740,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                1,774,800
          2,430,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                            2,600,100
          1,400,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                       1,400,000
          2,600,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                  2,600,000
          1,880,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                     1,861,200
          1,420,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                              1,508,125
          2,970,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                              3,142,438
          2,130,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          2,327,025
            410,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                404,875
            200,000 Pride International, Inc. sr. notes 10s, 2009                                           213,000
          1,180,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                    472,000
          1,975,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                          2,085,817
          2,525,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                      2,553,406
          2,400,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                           2,466,000
          4,840,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                         5,215,100
          1,070,000 Vintage Petroleum sr. sub. notes 9s, 2005                                             1,099,425
             50,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                         15,000
                                                                                                     --------------
                                                                                                         38,182,061

Paper & Forest Products (3.6%)
-------------------------------------------------------------------------------------------------------------------
            760,000 Abitibi-Consolidated Inc. deb. 8.85s, 2030 (Canada)                                     792,034
            580,000 Abitibi-Consolidated Inc. bonds 8.55s, 2010 (Canada)                                    619,939
          1,578,585 Alabama River Newsprint bank term loan FRN 7.313s, 2002
                    (acquired various dates 4/14/98 through 4/30/98,
                    cost $1,414,260) (RES)                                                                1,373,369
          4,375,000 APP China Group, Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                            765,625
          4,350,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon zero %
                    (12s, 2/15/04), 2049 (Indonesia) (In default) (NON) (STP)                               130,500
            190,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                   181,784
          2,000,000 Boise Cascade Co. notes 7.35s, 2004                                                   1,940,940
            610,000 Doman Industries, Ltd. company guaranty 12s, 2004 (Canada)                              616,100
          6,250,000 Doman Industries, Ltd. 144A 8 3/4s, 2004                                              3,625,000
          3,640,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              3,740,100
          5,130,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                   1,949,400
          1,555,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                1,041,850
          2,190,000 Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                    (Indonesia) (In default) (NON)                                                          569,400
          1,280,000 Kappa Beheer BV company guaranty 10 5/8s,
                    2009 (Netherlands)                                                                    1,369,600
          3,690,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    3,791,475
          4,375,000 Pindo Deli Finance Mauritius, Ltd. 144A company guaranty
                    10 3/4s, 2007 (Indonesia) (In default) (NON)                                          1,006,250
          1,730,000 Repap New Brunswick 11 1/2s, 2004 (Canada)                                            1,954,900
          4,640,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         4,663,200
          2,670,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                         2,803,500
            194,000 Stone Container Corp. sr. notes 12.58s, 2016                                            206,125
          6,620,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                     6,802,050
          2,420,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                     2,474,450
          2,232,099 Stone Container Corp. bank term loan Ser. G, FRN
                    9.125s, 2006                                                                          2,226,519
          2,980,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         3,032,150
          2,950,000 Tembec Industries, Inc. 144A sr. notes 8 1/2s, 2011 (Canada)                          2,994,250
                                                                                                     --------------
                                                                                                         50,670,510

Pharmaceuticals (0.8%)
-------------------------------------------------------------------------------------------------------------------
          7,885,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                              7,963,850
          2,780,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                 2,835,600
            240,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   244,800
                                                                                                     --------------
                                                                                                         11,044,250

Power Producers (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,235,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                 1,284,400
            560,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    560,416
            540,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    556,292
            890,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    876,650
             80,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     78,916
          4,320,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                   5,091,120
            820,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     914,751
          2,540,000 Tiverton/Rumford Power Associates, Ltd. 144A pass-through
                    certificates 9s, 2018                                                                 2,608,605
          5,912,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                              6,355,400
                                                                                                     --------------
                                                                                                         18,326,550

Publishing (0.6%)
-------------------------------------------------------------------------------------------------------------------
          5,095,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                     4,126,950
          1,194,342 Big Flower Holdings bank term loan FRN 9.645s, 2010                                   1,176,427
            205,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8
                     3/4s, 2009                                                                             197,569
          1,740,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                             1,653,000
          1,280,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                  1,280,000
            805,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            764,750
                                                                                                     --------------
                                                                                                          9,198,696

Railroads (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,920,000 Kansas City Southern Railway 144A sr. notes 9 1/2s, 2008                              3,066,000
          3,790,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                         3,638,400
          2,870,000 TFM SA de CV company guaranty stepped-coupon zero %
                    (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                               2,317,525
                                                                                                     --------------
                                                                                                          9,021,925

Restaurants (0.6%)
-------------------------------------------------------------------------------------------------------------------
            600,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   573,000
          2,535,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     760,500
          3,000,000 Sbarro, Inc. company guaranty 11s, 2009                                               3,150,000
          2,550,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 2,512,107
            860,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   859,914
                                                                                                     --------------
                                                                                                          7,855,521

Retail (2.2%)
-------------------------------------------------------------------------------------------------------------------
          1,950,000 Advanced Stores Co., Inc. company guaranty Ser. B,
                    10 1/4s, 2008                                                                         1,794,000
          6,390,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                             3,802,050
          1,000,000 Community Distributors 144A company guaranty Ser. B,
                    10 1/4s, 2004                                                                           780,000
            910,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     682,500
            910,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                   737,100
          3,950,000 Grupo Elektra SA de CV sr. notes 12s, 2008 (Mexico)                                   3,713,000
         10,250,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                  1,025,000
          1,300,000 K mart Corp. notes 9 3/8s, 2006                                                       1,297,413
          1,000,000 K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                              812,500
          2,800,000 K mart Corp. notes 8 3/8s, 2004                                                       2,738,624
            100,000 K mart Corp. med. term notes Ser. D, 7.55s, 2004                                         92,647
          2,385,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            2,027,250
          9,320,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              7,456,000
          1,000,000 Saks, Inc. company guaranty 7 1/2s, 2010                                                730,000
            121,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  109,025
          2,200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             1,870,000
          1,165,000 Southland Corp. deb. Ser. B, 4s, 2004                                                   990,250
                                                                                                     --------------
                                                                                                         30,657,359

Shipping (0.4%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Eletson Holdings 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                             123,750
            830,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                        290,500
             40,000 MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                        27,100
          4,810,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               4,329,000
            460,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                  476,100
            100,000 Pegasus Shipping company guaranty Ser. A, 11 7/8s, 2004
                    (In default) (NON)                                                                       39,750
                                                                                                     --------------
                                                                                                          5,286,200

Software (--%)
-------------------------------------------------------------------------------------------------------------------
          1,630,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                     97,800

Specialty Printing (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,610,000 Perry-Judd company guaranty 10 5/8s, 2007                                             2,192,400
          2,301,564 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                             1,841,251
                                                                                                     --------------
                                                                                                          4,033,651

Technology (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,260,000 Amkor Technologies, Inc. structured notes (issued by STEERS
                    Credit Linked Trust 2000) 12.58s, 2005                                                2,237,400
          1,220,000 Amkor Technologies, Inc. structured notes (issued by STEERS
                    Credit Linked Trust 2000) 12.58s, 2005                                                1,244,400
          3,950,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                 3,930,250
          1,990,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                  1,955,175
            300,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         294,750
          1,620,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                         1,684,800
          1,720,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                            1,595,300
            840,000 Fairchild Semiconductor Corp. 144A sr. sub. notes
                    10 1/2s, 2009                                                                           837,900
          3,200,000 Fairchild Semiconductor Corp. company guaranty
                    10 3/8s, 2007                                                                         3,176,000
          3,980,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                      4,159,100
            620,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s,
                    2007 (Singapore)                                                                        623,100
          4,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                            3,400,000
          2,290,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                             2,083,900
          1,110,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                        1,132,200
          4,790,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                          3,903,850
          5,090,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                          3,944,750
            500,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         390,000
            540,000 Xerox Corp. notes 5 1/2s, 2003                                                          361,800
                                                                                                     --------------
                                                                                                         36,954,675

Technology Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
          6,150,000 Equinix, Inc. sr. notes 13s, 2007                                                     4,305,000
          7,120,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                   6,817,400
          1,140,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                              1,080,150
          1,840,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                   1,692,800
          2,620,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    943,200
          3,740,000 Intira Corp. bonds zero %, 2010 (acquired 1/31/00,
                    cost $1,993,083) (RES)                                                                1,309,000
          5,230,000 PSINet, Inc. sr. notes 11s, 2009                                                      1,255,200
          2,450,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                588,000
            670,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                167,500
                                                                                                     --------------
                                                                                                         18,158,250

Telecommunications (9.8%)
-------------------------------------------------------------------------------------------------------------------
            630,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                          544,950
                  6 American Cellular Corp. 8.941s, 2008                                                          6
          5,060,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                      5,110,600
            360,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                       126,000
            200,000 Arch Communications, Inc. sr. notes 13s, 2007                                            67,000
          1,760,000 Asia Global Crossing 144A sr. notes 13 3/8s, 2010 (Bermuda)                           1,812,800
            750,000 Bestel SA de CV sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                 502,500
          1,680,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  604,800
          1,110,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s, 2009 (Sweden)                         888,000
          6,620,000 Celcaribe SA sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                             3,972,000
          2,180,000 Cookinlet Voicestream bank term loan FRN 10.5s, 2008                                  2,209,975
          6,200,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                            744,000
            149,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                             37,250
          2,630,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                              2,794,375
            840,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     886,200
          1,435,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                            1,542,625
          2,870,000 Earthwatch, Inc. sr. disc. notes stepped-coupon zero %
                    (13s, 7/15/02), 2007 (STP)                                                            2,382,100
          1,360,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                      40,800
          7,930,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (STP)                                                     1,110,200
          2,120,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                      2,003,400
          1,080,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                         1,009,800
          2,530,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                        2,498,375
          4,600,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s,
                    2006 (Bermuda)                                                                        4,554,000
            190,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s,
                    2007 (Bermuda)                                                                          184,775
          1,630,000 Grupo Iusacell SA de CV sr. notes 14 1/4s, 2006 (Mexico)                              1,719,650
            180,000 Hermes Europe Railtel 144A sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                       77,400
            380,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009 (Netherlands)                             171,000
          3,345,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                     3,127,575
          2,970,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                 1,544,400
          1,670,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                   1,511,350
          5,945,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                    4,934,350
          3,960,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007                                                                 1,702,800
          4,385,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                     3,069,500
            680,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                             115,600
            420,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                             92,400
            800,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                             176,000
          2,160,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                    2,019,600
          3,860,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                            3,609,100
          4,178,000 Millicom International Cellular SA sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                              3,728,865
          8,190,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       8,681,400
         11,463,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                              10,717,905
          3,540,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                    3,044,400
            530,000 Nextel International, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 4/15/03), 2008 (STP)                                                          294,150
          1,320,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,267,200
          1,190,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,142,400
          2,230,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                 1,204,200
            440,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005
                    (In default) (NON)                                                                       61,600
          1,910,000 Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005
                    (In default) (NON)                                                                      267,400
          2,020,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           363,600
          7,610,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 3/15/03), 2008 (STP)                                                            4,870,400
          1,690,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                          1,757,600
          1,000,000 Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009                           350,000
          1,680,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            604,800
          2,110,000 Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                2,120,550
          1,820,000 RSL Communications PLC company guaranty 12 7/8s, 2010
                    (United Kingdom) (In default) (NON)                                                      68,250
          1,400,000 RSL Communications PLC 144A company guaranty 10 1/2s,
                    2008 (United Kingdom) (In default) (NON)                                                 42,000
          5,500,000 RSL Communications PLC company guaranty stepped-coupon
                    zero % (10 1/8s, 3/1/03), 2008 (STP)                                                    165,000
          2,000,000 RSL Communications PLC company guaranty 9 7/8s, 2009
                    (United Kingdom)                                                                         75,000
            295,000 RSL Communications PLC company guaranty 9 1/8s, 2008
                    (United Kingdom) (In default) (NON)                                                       8,481
            435,000 Rural Cellular Corp. sr. sub notes Ser. B, 9 5/8s, 2008                                 419,775
          2,530,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                 2,542,650
          2,030,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                 1,197,700
          2,330,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                        1,432,950
          4,620,000 Startec Global Communications Corp. sr. notes 12s, 2008                               2,541,000
            900,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                      585,000
            620,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                   248,000
         15,225,000 Viatel, Inc. sr. disc. notes stepped-coupon zero % (12 1/2s,
                    4/15/03), 2008 (STP)                                                                  1,979,250
          2,361,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                    590,250
         10,817,295 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                   12,115,370
          8,340,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                             7,651,950
            760,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                               712,500
          3,850,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                           3,416,875
            640,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                               587,200
          2,935,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                      968,550
                                                                                                     --------------
                                                                                                        137,321,477

Telephone (4.9%)
-------------------------------------------------------------------------------------------------------------------
            590,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          365,800
          1,410,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                          1,297,200
          1,080,000 Allegiance Telecom, Inc. 144A sr. notes 12 7/8s, 2008                                 1,134,000
          1,471,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/4s, 2/15/03), 2008 (STP)                                                 1,103,250
            620,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      310,000
          3,755,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               751,000
          1,400,000 CFW Communications Co. sr. notes 13s, 2010                                            1,078,000
          2,005,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                         1,182,950
          1,215,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                    1,032,750
          3,600,000 Horizon PCS., Inc. 144A company guaranty stepped-coupon
                    zero % (14s, 10/1/05), 2010 (STP)                                                     1,584,000
          1,310,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                             1,028,350
            410,000 ICG Holdings, Inc. sr. sub. notes 13 1/2s, 2005 (In default) (NON)                       45,100
          5,445,000 ICG Holdings, Inc. company guaranty stepped-coupon zero %
                    (12 1/2s, 5/1/01), 2006 (In default) (NON) (STP)                                        598,950
          5,210,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (NON) (STP)                                           390,750
          5,940,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (NON) (STP)                                                      445,500
          1,730,000 Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                          1,262,900
            500,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                          492,500
            260,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                            254,800
            730,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          719,050
          3,070,000 IPCS Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                            1,442,900
         13,095,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                  1,833,300
          2,750,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                         1,952,500
          4,200,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                   3,108,000
          2,340,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                               2,433,600
            304,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 3/1/02), 2007 (STP)                                                           266,000
          2,220,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                1,998,000
          3,075,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                    3,075,000
          1,525,000 Netia Holdings B.V. 144A company guaranty stepped-coupon
                    zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                        1,128,500
            800,000 Netia Holdings B.V. 144A company guaranty 10 1/4s,
                    2007 (Poland)                                                                           640,000
          5,985,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                  3,231,900
          3,513,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                                                 1,721,370
          2,350,000 Tele1 Europe B.V. notes 13s, 2009                                                     2,350,000
          2,420,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     2,456,300
          3,860,000 Time Warner Telecom, Inc. 144A sr. notes 10 1/8s, 2011                                3,956,500
          1,680,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                      1,705,200
          2,880,000 Transtel SA pass-thru certificates 12 1/2s, 2007 (In default) (NON)                     489,600
          3,390,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                     3,423,900
          2,500,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                      2,487,500
          5,200,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                     2,340,000
          4,425,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                 2,367,375
          1,000,000 Versatel Telecom N.V. structured note (issued by
                    CRAVE Trust 2000) 15.065s, 2005 (Netherlands)                                           650,000
          2,010,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                           1,567,800
            990,000 Versatel Telecom N.V. sr. notes 13 1/4s, 2008 (Netherlands)                             772,200
          9,359,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (STP)                                                 2,901,290
          1,990,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010                                  1,388,025
          2,230,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008                                  1,561,000
                                                                                                     --------------
                                                                                                         68,324,610

Textiles (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,980,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                      1,366,200
          3,100,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         2,790,000
          1,500,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          450,000
          8,920,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                       9,143,000
            640,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  603,200
          3,380,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                        2,771,600
          4,170,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                        3,502,800
             10,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                              9,300
          4,190,000 William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                      4,106,200
                                                                                                     --------------
                                                                                                         24,742,300

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
          2,440,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         1,805,600

Transportation (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,841,085 Transportation Tech bank term loan FRN Ser. B, 10.32s, 2007
                    (acquired 2/29/00, cost $1,841,085) (RES)                                             1,583,333

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          6,230,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                           1,557,500

Waste Management (1.3%)
-------------------------------------------------------------------------------------------------------------------
          8,830,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      9,050,750
          4,770,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                          4,871,363
          1,210,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                          1,164,625
          1,590,000 Browning-Ferris Industries, Inc. 144A deb. 7.4s, 2035                                 1,248,150
          2,500,000 WMX Technologies, Inc. notes 6 3/8s, 2003                                             2,478,970
                                                                                                     --------------
                                                                                                         18,813,858

Water Utilities (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,090,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                          1,122,700
          4,030,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                          4,110,600
                                                                                                     --------------
                                                                                                          5,233,300
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $1,418,925,414)                            $1,226,496,496

PREFERRED STOCKS (4.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Adelphia Business Solutions, Inc. Ser. B, $12.875 pfd.                           $          600
            157,464 Avecia Group PLC $4.00 pfd. (United Kingdom) (PIK)                                    3,936,600
              1,610 Benedek Communications Corp. 11.50% pfd. (PIK)                                          450,800
            157,225 Brand Scaffold Services, Inc. 144A $3.63 pfd.                                         5,817,325
            169,500 California Federal Bancorp, Inc. Ser. A, $2.28 pfd.                                   4,234,110
              7,301 CGA Group, Ltd. 144A Ser. A, 13.75% pfd. (PIK)                                          186,181
             87,420 Chevy Chase Capital Corp. Ser. A, $5.19 pfd. (PIK)                                    4,720,680
              8,330 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               216,580
             13,855 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                1,551,760
             86,207 CSC Holdings, Inc. Ser. M, $11.13 cum. pfd. (PIK)                                     9,612,081
              9,000 Decrane Aircraft Holdings $16.00 pfd. (PIK)                                             900,000
             68,200 Doane Products Co. $7.12 pfd.                                                         2,046,000
              1,275 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                    1,211,250
              2,750 First Republic Capital Corp.144A 10.50% pfd.                                          2,378,750
              1,340 Fresenius Medical Capital Trust II 7.875% company guaranty,
                    pfd. (Germany)                                                                        1,303,150
              5,443 Granite Broadcasting Corp. 144A $12.75 pfd. (PIK)                                       979,740
              4,816 ICG Holdings, Inc. 144A 14.00% pfd. (Canada) (In default) (NON) (PIK)                    96,320
              5,350 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             5,350,000
              2,476 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                            2,352,200
                777 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                             644,910
                  1 Paxson Communications Corp. zero % pfd. (PIK)                                               999
              1,179 Paxson Communications Corp. 144A 13.25% cum. pfd. (PIK)                              11,200,500
                159 Public Service Co. of New Hampshire $2.657 1st mtge. pfd                                  3,498
              3,065 Rural Cellular Corp. 12.25% pfd. (PIK)                                                2,436,675
                592 Trikon Technologies, Inc. Ser. H, 8.125% pfd. (PIK)                                       5,328
             36,035 XO Communications, Inc. $7.00 cum. pfd. (PIK)                                         1,315,277
              3,841 XO Communications, Inc. Ser. B, 13.50% pfd.                                           1,920,500
                                                                                                     --------------
                    Total Preferred Stocks (cost $74,698,967)                                        $   64,871,814

CONVERTIBLE BONDS AND NOTES (1.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           670,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                 $      488,263
          3,470,000 Cybernet Internet Services Intl., Inc. 144A cv. sr. disc. notes stepped-coupon zero % (13s, 8/15/04), 2009
                    (Denmark) (STP)                                                                         347,000
          1,080,000 Davita, Inc. sub. notes 7s, 2009                                                        920,268
          7,310,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                        3,435,700
            140,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                            128,450
            745,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    689,125
          3,230,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                    1,550,400
          4,205,000 Telewest Finance Corp. cv. sub. notes 6s, 2005 (United Kingdom)                       3,374,513
            290,000 Telewest Finance Corp. 144A cv. company guaranty 6s,
                    2005 (United Kingdom)                                                                   232,725
          3,000,000 Total Renal Care Holdings, Inc. 144A cv. 7s, 2009                                     2,553,750
                                                                                                     --------------
                    Total Convertible Bonds and Notes (cost $15,794,142)                             $   13,720,194

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,660,000 Philippines (Republic of) notes 10 5/8s, 2025                                    $    2,267,650
          5,790,000 Russia (Federation of) unsub. 2 1/2s, 2030                                            2,330,475
          3,730,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    4,089,199
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes (cost $8,631,484)                       $    8,687,324

BRADY BONDS (0.6%) (a)
PRINCIPAL AMOUNT
-------------------------------------------------------------------------------------------------------------------
$           244,800 Argentina (Republic of) debs. FRB 7 5/8s, 2005                                   $      218,484
          7,062,136 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                     5,579,088
          3,310,000 Brazil (Federal Republic of) govt guaranty Ser. 18YR, FRN
                    7 11/16s, 2012                                                                        2,445,428
                                                                                                     --------------
                    Total Brady Bonds (cost $8,250,562)                                              $    8,243,000

UNITS (0.4%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
              2,890 Colo.com 144A units 13 7/8s, 2010                                                $    1,445,000
          2,000,000 Counts Trust 144A structured notes Ser. 01-1, 9.71%
                    (issued by Deutsche Bank AG London) 2006                                              2,000,000
              2,010 IWO Holdings, Inc. 144A units 14s, 2011                                               2,050,200
              2,680 Pegasus Shipping 144A company guaranty stepped-coupon
                    zero % (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                         120,600
                 55 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    16,500
             19,405 XCL, Ltd. 144A units cum. pfd. 9 1/2s, 2006 (PIK)                                         9,703
                                                                                                     --------------
                    Total Units (cost $11,371,310)                                                   $    5,642,003

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            140,903 Earthwatch, Inc. Ser. C, $8.50 cv. pfd.                                          $        1,409
              6,500 Global Crossing, Ltd. 144A 7.00% cum. cv. pfd. (Bermuda)                                894,562
             21,200 Global Crossing, Ltd. 7.00% cum. cv. pfd. (Bermuda)                                   2,917,650
              1,020 Interact Systems, Inc. 144A $14.00 cv. pfd.                                                  10
             20,900 LTV Corp. (The) 144A $4.13 cum. cv. pfd.                                                 20,900
                 98 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   896,700
             26,408 Pennisula Gaming Partners 144A 7.14% cv. pfd.                                           158,445
              2,937 XCL, Ltd. 144A Ser. A, 9.50% cv. cum. pfd.                                                1,469
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $7,216,455)                             $    4,891,145

COMMON STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            138,500 360Networks, Inc. (acquired 5/11/00,
                    cost $1,551,200) (Canada) (NON) (RES)                                            $    1,246,500
            255,713 Arch Wireless, Inc. (NON)                                                               223,746
             90,502 Aurora Foods, Inc. (NON)                                                                389,159
             27,272 Capstar Broadcasting 144A (NON)                                                         109,088
             64,112 Celcaribe SA (Mexico) (NON)                                                               8,014
                  6 Intermedia Communications, Inc. (NON)                                                        95
              6,876 MGC Communications, Inc. (NON)                                                           30,083
                 95 RCN Corp. (NON)                                                                             881
              2,996 RSL Communications, Ltd. Class A (NON)                                                      816
            160,552 Safety Components International, Inc. (NON)                                             210,725
                289 Spanish Broadcasting System, Inc. 144A (NON)                                              1,590
             42,094 Tele1 Europe Holding AB ADR (Sweden) (NON)                                              181,530
             12,145 Vast Solutions, Inc. Class B1 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B2 (NON)                                                      36,435
             12,145 Vast Solutions, Inc. Class B3 (NON)                                                      36,435
             13,000 Wayland Investment Fund II (NON)                                                      1,300,000
                                                                                                     --------------
                    Total Common Stocks (cost $4,381,762)                                            $    3,811,532

WARRANTS (0.1%) (a) (NON)                                                               EXPIRATION
NUMBER OF WARRANTS                                                                            DATE            VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
              4,375 Asia Plup & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05                44
              1,640 Bestel SA de CV (Mexico)                                              5/15/05           196,800
              5,160 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08           283,800
              3,230 CellNet Data Systems, Inc.                                            10/1/07                 3
              3,200 CGA Group, Ltd. 144A                                                  2/11/07                32
                130 Cybernet Internet Services Intl., Inc. 144A                           7/1/09                 33
              2,930 Dayton Superior Corp.                                                 6/15/09            58,600
              7,940 Decrane Aircraft Holdings                                             9/30/08                 8
                  1 Decrane Aircraft Holdings Class B                                     6/30/10                 1
             67,681 Delta Financial Corp.                                                 12/21/10                7
                375 Destia Communications 144A                                            7/15/07             3,750
             42,305 Diva Systems Corp. 144A                                               3/1/08            253,830
              1,290 Epic Resorts 144A                                                     6/15/05                13
              3,730 Firstworld Communication Corp.                                        4/15/08            55,950
                 60 Globalstar Telecommunications                                         2/15/04                 1
              3,600 Horizon PCS., Inc.                                                    10/1/01           144,000
             53,776 ICG Communications                                                    10/15/05           53,770
                375 Insilco Corp. 144A                                                    8/15/07                 1
              1,670 Insilco Holding Co.                                                   8/15/08            66,800
                 20 Interact Systems, Inc.                                                8/1/03                  1
              1,020 Interact Systems, Inc. 144A                                           12/15/09               10
             61,789 Intira Corp. Class A (acquired 1/31/00,
                    cost $618) (RES)                                                      2/1/10                  6
             21,233 Intira Corp. Class B (acquired 1/31/00,
                    cost $212) (RES)                                                      2/1/10                  2
              3,070 Ipcs Inc. 144A                                                        7/15/10            61,400
                470 Iridium World Com 144A                                                7/15/05                 1
              3,440 Jostens, Inc.                                                         5/1/10             68,800
              3,830 KMC Telecommunications Holdings, Inc. 144A                            4/15/08             5,745
              3,815 Knology Holdings                                                      10/22/07            5,723
              2,750 Leap Wireless International, Inc. 144A                                4/15/10               688
              3,960 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                 40
                320 McCaw International, Ltd.                                             4/15/07             9,600
              2,800 Mediq, Inc. 144A                                                      6/1/09                 28
                 30 Metronet Communications 144A                                          8/15/07             1,950
              1,990 Ntelos, Inc.                                                          8/15/10             1,990
                440 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 50 Orion Network Systems                                                 1/15/07                75
              2,560 Paxson Communications Corp. 144A                                      6/30/03             8,960
              1,340 Pliant Corp. 144A                                                     6/1/10             10,720
              3,790 Railamerica, Inc.                                                     8/15/10            75,800
                300 Raintree Resort 144A                                                  12/1/04                 3
              2,480 Startec Global Communications Corp.                                   5/15/08             1,612
              1,580 Telehub Communications Corp. 144A                                     7/31/05               790
              2,130 Travel Centers of America                                             5/1/09                 21
              5,200 Ubiquitel, Inc. 144A                                                  4/15/10           156,000
                125 UIH Australia/Pacific, Inc. 144A                                      5/15/06               250
                110 Versatel Telecom N.V.                                                 5/15/08            12,100
                990 WAM!NET, Inc.                                                         3/1/05             11,509
              3,250 XM Satellite Radio Holdings, Inc. 144A                                3/15/10           227,500
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11           203,125
            125,000 ZSC Specialty Chemicals PLC 144A                                      6/30/11            78,125
                                                                                                     --------------
                    Total Warrants (cost $3,693,852)                                                 $    2,060,019

ASSET-BACKED SECURITIES (0.1%) (a) (cost $1,655,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,000,000 Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021                       $    1,798,750

COLLATERALIZED MORTGAGE OBLIGATIONS (--%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Fannie Mae
$             1,737 Ser. 92-184, Class J, Interest Only (IO), 11.46s, 2022                           $       42,382
              1,035 Ser. 92-181, Class PJ, IO, 10.075s, 2022                                                 21,521
            202,143 Freddie Mac Strip Ser. 203, Principal Only (PO), zero %, 2029                           154,671
                                                                                                     --------------
                    Total Collateralized Mortgage Obligations (cost $233,251)                        $      218,574

SHORT-TERM INVESTMENTS (1.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           211,000 U.S. Treasury bonds zero %, March 22, 2001 (SEG)                                 $      210,375
         13,700,000 Interest in $300,000,000 joint tri-party repurchase agreement dated February 28, 2001 with Credit Suisse First Boston
                    due March 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $13,702,085 for an effective
                    yield of 5.48%                                                                       13,700,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $13,910,375)                                  $   13,910,375
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,568,762,574) (b)                                      $1,354,351,226
-------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $1,405,531,424.

  (b) The aggregate identified cost on a tax basis is $1,581,100,302, resulting in gross unrealized appreciation and depreciation of $30,062,262 and $256,811,338, respectively, or net unrealized depreciation of $226,749,076.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2001 was $6,607,374 or 0.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2001.

(FWC/WIS) When-issued securities (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at February 28, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Futures Contracts Outstanding at February 28, 2001 (Unaudited)
                                                                   Unrealized
                                    Aggregate Face   Expiration   Appreciation/
                       Total Value        Value         Date     (Depreciation)
------------------------------------------------------------------------------
US Treasury Bonds
10 year (Long)         $12,413,500     $12,178,596      Jun-01        $234,904
US Treasury Bonds
10 year (Short)          5,508,750       5,445,185      Jun-01         (63,565)
US Treasury Notes
5 year (Long)            5,778,437       5,725,115      Jun-01          53,322
------------------------------------------------------------------------------
                                                                      $224,661
------------------------------------------------------------------------------
Swap Contracts outstanding at February 28, 2001 (Unaudited)

                                          Notional Termination      Unrealized
                                            Amount        Date    Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services,
Inc. dated
October 27, 2000,
to receive
semiannually the
notional amount
multiplied by
6.74%, and to pay
quarterly the
notional  amount
multiplied by the
three month
LIBOR.                                 $25,500,000    10/31/05      $1,358,234
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,568,762,574) (Note 1)                                    $1,354,351,226
-------------------------------------------------------------------------------------------
Cash                                                                              4,490,968
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        35,823,409
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           10,601,912
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   31,465,219
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      67,875
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                       1,358,234
-------------------------------------------------------------------------------------------
Total assets                                                                  1,438,158,843

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             5,226,479
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 21,612,033
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,652,974
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,010,707
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          144,479
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        33,146
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,141
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              816,963
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              123,497
-------------------------------------------------------------------------------------------
Total liabilities                                                                32,627,419
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,405,531,424

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,830,072,640
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (9,558,070)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (202,148,666)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                   (212,834,480)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $1,405,531,424

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($580,955,080 divided by 93,183,954 shares)                                           $6.23
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $6.23)*                                $6.54
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($732,223,152 divided by by 117,199,735)**                                            $6.25
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($28,000,681 divided by 4,485,699 shares)**                                           $6.24
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($33,752,236 divided by 5,405,179 shares)                                             $6.24
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $6.24)*                                $6.45
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption per class Y share
($30,600,275 divided by by 4,916,403)                                                 $6.22
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended February 28, 2001 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                      $  81,171,393
-------------------------------------------------------------------------------------------
Dividend                                                                          4,521,363
-------------------------------------------------------------------------------------------
Total investment income                                                          85,692,756

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,044,822
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      638,036
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    20,359
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,606
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               659,910
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,482,816
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               104,356
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                77,639
-------------------------------------------------------------------------------------------
Other expenses                                                                      313,671
-------------------------------------------------------------------------------------------
Total expenses                                                                    9,350,215
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (218,154)
-------------------------------------------------------------------------------------------
Net expenses                                                                      9,132,061
-------------------------------------------------------------------------------------------
Net investment income                                                            76,560,695
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (72,018,283)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     124,325
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      1,213,204
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (17,252)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                              (6,027)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts
and swap contracts during the period                                            (35,793,890)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (106,497,923)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $ (29,937,228)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      February 28        August 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   76,560,695   $  145,459,347
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                         (70,698,006)     (86,263,035)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (35,799,917)     (51,770,200)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             (29,937,228)       7,426,112
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                            (32,968,590)     (60,710,198)
--------------------------------------------------------------------------------------------------
   Class B                                                            (40,748,097)     (80,007,377)
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,220,718)        (949,620)
--------------------------------------------------------------------------------------------------
   Class M                                                             (1,899,276)      (3,792,152)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (761,326)              --
--------------------------------------------------------------------------------------------------
In excess of net investment income
   Class A                                                                     --         (797,140)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --       (1,050,517)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (12,469)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (49,792)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     142,932,523       18,817,746
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                35,397,288     (121,125,407)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,370,134,136    1,491,259,543
--------------------------------------------------------------------------------------------------
End of period (Including distributions in excess of
net investment income of $9,558,070 and
$8,520,758, respectively)                                          $1,405,531,424   $1,370,134,136
--------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                           February 28                           Dec. 31, 1997+
operating performance              (Unaudited)    Year ended August 31     to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.78        $7.49        $8.02        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .38          .77          .78          .41(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.54)        (.70)        (.48)        (.47)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.16)         .07          .30         (.06)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.39)        (.77)        (.78)        (.32)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.39)        (.78)        (.83)        (.42)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.23        $6.78        $7.49        $8.02
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.20)*        .97         3.85        (1.08)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $580,955     $561,606     $594,559     $278,847
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .51*        1.01         1.06          .84(d)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.09*       10.71         9.99         4.57(d)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.06*       87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the class reflect a reduction of less than $0.01 per share for for the period ended August 31, 1998.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------
                                   Six months
                                      ended                               For the period
Per-share                          February 28                            Dec. 31, 1997+
operating performance              (Unaudited)    Year ended August 31     to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.79        $7.50        $8.01        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .36          .71          .72          .36(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.53)        (.69)        (.46)        (.46)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.17)         .02          .26         (.10)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.37)        (.72)        (.72)        (.29)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.37)        (.73)        (.77)        (.39)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.25        $6.79        $7.50        $8.01
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.42)*        .21         3.33        (1.58)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $732,223     $758,381     $855,729     $444,096
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89*        1.76         1.81         1.34(d)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.72*        9.96         9.24         4.07(d)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.06*       87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the class reflect a reduction of less than $0.01 per share for the period ended August 31, 1998.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------
                                     Six months
                                       ended                  For the period
Per-share                           February 28   Year ended  July 26, 1999+
operating performance               (Unaudited)    August 31   to August 31
------------------------------------------------------------------------------
                                        2001         2000          1999
------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.79        $7.50         $7.69
------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------
Net investment income (a)                .36          .71           .08
------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.54)        (.69)         (.20)
------------------------------------------------------------------------------
Total from
investment operations                   (.18)         .02          (.12)
------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------
From net
investment income                       (.37)        (.72)         (.07)
------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)           --(e)
------------------------------------------------------------------------------
Return of capital                         --           --            --(e)
------------------------------------------------------------------------------
Total distributions                     (.37)        (.73)         (.07)
------------------------------------------------------------------------------
Net asset value,
end of period                          $6.24        $6.79         $7.50
------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.57)*        .20         (1.52)*
------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $28,001      $17,220        $1,528
------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89*        1.76           .18*
------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.71*        9.97          1.18*
------------------------------------------------------------------------------
Portfolio turnover (%)                 49.06*       87.91         51.30(d)
------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.

(e) Distributions were less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                           February 28                          Dec. 31, 1997+
operating performance               (Unaudited    Year ended August 31    to August 31
----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.78        $7.50        $8.01        $8.50
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment income (a)                .38          .75          .77          .40(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.54)        (.71)        (.47)        (.48)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.16)         .04          .30         (.08)
----------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------
From net
investment income                       (.38)        (.75)        (.76)        (.31)
----------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)        (.02)        (.05)
----------------------------------------------------------------------------------------
Return of capital                         --           --         (.03)        (.05)
----------------------------------------------------------------------------------------
Total distributions                     (.38)        (.76)        (.81)        (.41)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.24        $6.78        $7.50        $8.01
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.18)*        .57         3.86        (1.33)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $33,752      $32,928      $39,443      $19,094
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .64*        1.26         1.31         1.01(d)*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               5.97*       10.46         9.71         4.49(d)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.06*       87.91        51.30(e)     44.05*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the class reflect a reduction of less than $0.01 per share for the period ended August 31, 1998.

(e) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------
                                           For the period
                                            Oct. 2, 2000+
Per-share                                  to February 28
operating performance                        (Unaudited)
---------------------------------------------------------
                                                2001
---------------------------------------------------------
Net asset value,
beginning of period                            $6.62
---------------------------------------------------------
Investment operations
---------------------------------------------------------
Net investment income (a)                        .34
---------------------------------------------------------
Net realized and unrealized
loss on investments                             (.41)
---------------------------------------------------------
Total from
investment operations                           (.07)
---------------------------------------------------------
Less distributions
---------------------------------------------------------
From net
investment income                               (.33)
---------------------------------------------------------
In excess of net
investment income                                 --
---------------------------------------------------------
Return of capital                                 --
---------------------------------------------------------
Total distributions                             (.33)
---------------------------------------------------------
Net asset value,
end of period                                  $6.22
---------------------------------------------------------
Total return at
net asset value (%)(b)                          (.90)*
---------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------
Net assets, end of period
(in thousands)                               $30,600
---------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                        .32*
---------------------------------------------------------
Ratio of net investment income
to average net assets (%)                       5.19*
---------------------------------------------------------
Portfolio turnover (%)                         49.06*
---------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
February 28, 2001 (Unaudited)


Note 1
Significant accounting policies

Putnam High Yield Trust II ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes does not involve undue risk to income or principal.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on October 2, 2000. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, original-issue-discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 2000, the fund had a capital loss carryover of approximately $47,966,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 3,691,000    August 31, 2005
     4,909,000    August 31, 2006
    14,565,000    August 31, 2007
    24,801,000    August 31, 2008

J) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended February 28, 2001, the fund's expenses were reduced by $218,154 under these arrangements.

Each independent Trustee of the trust receives an annual Trustee fee, of which $1,676 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $271,254 and $4,733 from the sale of class A and class M shares, respectively, and received $903,002 and $3,694 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received $20,533 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $765,008,888 and $563,397,925, respectively. Purchases and sales of U.S. government obligations aggregated $5,193,376 and $29,850,436, respectively.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 33,576,926       $ 209,601,567
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             3,561,552          22,192,641
---------------------------------------------------------------------------
                                            37,138,478         231,794,208

Shares
repurchased                                (26,839,205)       (169,093,330)
---------------------------------------------------------------------------
Net increase                                10,299,273       $  62,700,878
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,354,680       $ 274,464,327
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             5,534,131          39,296,574
---------------------------------------------------------------------------
                                            43,888,811         313,760,901

Shares
repurchased                                (40,370,639)       (290,560,712)
---------------------------------------------------------------------------
Net increase                                 3,518,172       $  23,200,189
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,018,163       $ 132,263,855
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             3,395,105          21,203,155
---------------------------------------------------------------------------
                                            24,413,268         153,467,010

Shares
repurchased                                (18,917,351)       (119,360,480)
---------------------------------------------------------------------------
Net increase                                 5,495,917       $  34,106,530
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 37,471,914       $ 269,523,743
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                             5,847,880          41,666,608
---------------------------------------------------------------------------
                                            43,319,794         311,190,351

Shares
repurchased                                (45,701,856)       (329,347,698)
---------------------------------------------------------------------------
Net decrease                                (2,382,162)      $ (18,157,347)
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,599,348        $ 22,445,664
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               135,324             843,027
---------------------------------------------------------------------------
                                             3,734,672          23,288,691

Shares
repurchased                                 (1,786,479)        (11,157,939)
---------------------------------------------------------------------------
Net increase                                 1,948,193        $ 12,130,752
---------------------------------------------------------------------------

                                               Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,081,154         $22,067,176
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                93,380             655,959
---------------------------------------------------------------------------
                                             3,174,534          22,723,135

Shares
repurchased                                   (840,750)         (6,013,222)
---------------------------------------------------------------------------
Net increase                                 2,333,784         $16,709,913
---------------------------------------------------------------------------

                                        Six months ended February 28, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,340,344         $ 8,376,104
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               205,829           1,284,922
---------------------------------------------------------------------------
                                             1,546,173           9,661,026

Shares
repurchased                                   (994,260)         (6,221,986)
---------------------------------------------------------------------------
Net increase                                   551,913         $ 3,439,040
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,999,081        $ 14,393,083
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               372,264           2,654,760
---------------------------------------------------------------------------
                                             2,371,345          17,047,843

Shares
repurchased                                 (2,780,245)        (19,982,852)
---------------------------------------------------------------------------
Net decrease                                  (408,900)       $ (2,935,009)
---------------------------------------------------------------------------

                                            For the period October 2, 2000
                                           (commencement of operations) to
                                                         February 28, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,582,286         $34,642,094
---------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                               122,755             761,326
---------------------------------------------------------------------------
                                             5,705,041          35,403,420

Shares
repurchased                                   (788,638)         (4,848,097)
---------------------------------------------------------------------------
Net increase                                 4,916,403         $30,555,323
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER]  Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.

FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President

Stephen C. Peacher
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam High Yield Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA064-70440   2HB/2HD/2HE   4/01

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam High Yield Trust II
Supplement to semiannual Report dated 2/28/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 2/28/01

                                                           NAV
6 months                                                 -2.26%
1 year                                                   -4.10
Life of fund (since class A inception, 12/31/97)          1.42
Annual average                                            0.45

Share value:                                               NAV
10/2/00                                                   $6.61
2/28/01                                                   $6.22
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     5     $0.333771           --        $0.333771
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Putnam
Equity
Fund 2000

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The stock market's performance over the past several months has sparked comparisons with the dismal decade of the 1970s and set investors to wondering whether history is about to repeat itself. While market conditions have certainly been discouraging, we believe such concerns are unnecessary. Unlike the environment of the 1970s, today's economy is characterized by solid fundamentals. Productivity is still on the rise, inflation is virtually nonexistent, and interest rates are coming down. We are quite likely to see a tax cut this year and the Federal Reserve Board has already demonstrated its determination to pursue a monetary policy that promotes sustainable economic growth.

Therefore, we believe that the death of today's bull market has been greatly exaggerated. In our view, the decline represents a squeezing out of excess value in certain sectors of the market. The process has adversely affected stocks of strong companies as well as stocks of weak companies. Once investors are convinced that stock values have attained realistic levels, we should see a positive turn in the market.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001

REPORT FROM FUND MANAGEMENT

Steven L. Kirson
Michael. J. Mufson

Since Putnam Equity Fund 2000 began operations on July 25, 2000, its performance has been affected by sharp declines in the stock market -- including the stocks of rapidly growing small companies in which your fund invests. Rapidly sinking investor confidence and fears that a slowing economy could turn into a recession have contributed to the market downturn and the volatility that has prevailed during the fund's first, abbreviated fiscal year. Despite disappointing returns for this seven-month period, we remain focused on the fund's long-term objectives and continue to target stocks that we believe offer strong growth prospects.

Total return for seven months ended 2/28/01

	Net asset value	        Public offering price
-------------------------------------------------------
	   -37.29%	                  -40.91%
-------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.

* TECHNOLOGY AND HEALTH-CARE SERVICES KEY SECTORS

Since this is an aggressive growth fund, it should be no surprise that it has a large stake in the technology sector, approximately 36% of the portfolio as of end of February. Even given the current downturn, there is no question that the U.S. economy has benefited and will continue to benefit from the technology revolution and its impact on efficiency. There are two companies that we would like to highlight from the technology sector. One of them is Click Commerce, a company that offers business-to business-software enabling manufacturing companies to connect with their distributors and dealers via the Internet. Manugistics Group, Inc. is another software company that develops and supports intelligent supply chain management software. The software is used to manage the interactions involved in the flow of products through a supply chain. We believe that as more and more business processes become possible online, both of these companies and their market share will grow accordingly. While these holdings and others were viewed favorably as of February 28, they are subject to review and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software	           20.0%

Retail	               11.8%

Electronics	            9.2%

Health care	            7.4%

Broadcasting	        5.8%

Footnote reads:
*Based on net assets as of 2/28/01. Holdings will vary over time.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Seebeyond Technology Corp.
Software

Click Commerce, Inc.
Software

Convergent Corp.
(zero % convertible preferred stock)
Communications equipment

Manugistics Group, Inc.
Software

I-Many Inc.
Computers

Entercom Communications Corp.
Broadcasting

Cytyc Corp.
Medical technology

Pediatrix Medical Group, Inc.
Health care services

Shaw Group, Inc.
Manufacturing

Wet Seal, Inc.
Retail

Footnote reads:
These holdings represent 24.5% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.


The health-care sector also presents many opportunities for above-average long-term growth potential. The holdings in this sector are well diversified among the pharmaceutical, biotechnology, health-care services, and medical device industries. One example is Cytyc Corp., which produces a more effective diagnostic test that could replace the pap smear test in the screening of cervical cancer.

* WITH ECONOMIC RECOVERY, MORE POSITIVE OUTLOOK

The extreme volatility we experienced toward the end of this fiscal period, and shortly afterward, demonstrated what happens when there is a collapse of investor confidence. However, Putnam Management believes that the underlying economic fundamentals in this country do not warrant this collapse and considers it a cyclical slowdown after an unprecedented 10-year economic expansion along with low to moderate inflation and low interest rates. Furthermore, this is a slowdown in which the Federal Reserve Board is clearly on our side. Along with the Fed, we have a Congress that is working to reduce the budget surplus and cut taxes. In our opinion, the impact of these monetary and fiscal policies will help the economy recover later this year and into next year.

Despite the unprecedented volatility, we firmly believe that current market conditions have created many buying opportunities, especially for the stocks of fast-growing companies. While there will be more volatility ahead for aggressive-growth stocks, we remain committed to finding companies that we believe will sustain above-average growth rates once the economic recovery is underway.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize U.S. companies. Such investments increase risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Equity Fund 2000 invests in small companies with a focus on fast-growing stocks.

TOTAL RETURN FOR PERIOD ENDED 2/28/01

                                         Russell 2000      Consumer
Since 7/25/00         NAV        POP     Growth Index     price index
-------------------------------------------------------------------------------
Life of fund       -37.29%    -40.91%      -21.82%          1.97%
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently in effect, without which total returns would have been lower. The fund is currently offered on a limited basis and has limited assets.

PRICE AND DISTRIBUTION INFORMATION 7 MONTHS ENDED 2/28/01

-------------------------------------------------------------------------------
Distributions (number)                             --*
-------------------------------------------------------------------------------
Share value:                                NAV            POP
-------------------------------------------------------------------------------
7/25/00                                    $8.50          $9.02
-------------------------------------------------------------------------------
2/28/01                                     5.33           5.66
-------------------------------------------------------------------------------
*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIOD ENDED 3/31/01 (most recent calendar quarter)

Since 7/25/00                  NAV            POP
-------------------------------------------------------------------------------
Life of fund                -48.12%         -51.11%
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/25/00

                 Fund's shares        Russell 2000        Consumer price
Date                at POP            Growth Index            index

7/25/00	            9,425	             10,000	              10,000
8/31/00	            9,956	             11,052	               9,994
9/30/00	            9,856	             10,503	              10,046
10/31/00	        8,315	              9,650	              10,064
11/30/00	        5,931	              7,898	              10,081
12/31/00	        6,663	              8,381	              10,098
1/31/01	            7,461	              9,060	              10,168
2/28/01	           $5,909	             $7,818	             $10,197

Footnote reads:
Past performance is no assurance of future results. See page six for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Putnam Funds Trust and
Shareholders of Putnam Equity Fund 2000
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam
Equity Fund 2000 (the "fund") at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period July 25, 2000 (commencement of operations) to February 28, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit.
We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit which included confirmation of investments owned at February 28, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2001



THE FUND'S PORTFOLIO
February 28, 2001

COMMON STOCKS (90.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
              4,142 Netcentives, Inc. (NON)                                                           $      11,386

Aerospace and Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
              1,953 Aeroflex, Inc. (NON)                                                                     26,121

Biotechnology (5.0%)
-------------------------------------------------------------------------------------------------------------------
                966 Applied Molecular Evolution, Inc. (NON)                                                  11,647
                492 Caliper Technologies Corp. (NON)                                                         12,546
                406 Cephalon, Inc. (NON)                                                                     22,355
              1,716 Genaissance Pharmaceuticals (NON)                                                        21,445
                438 Intermune Pharmaceuticals Inc. (NON)                                                     12,401
                643 Invitrogen Corp. (NON)                                                                   51,762
                724 Nanogen, Inc. (NON)                                                                       5,249
                692 NPS Pharmaceuticals, Inc. (NON)                                                          22,317
                500 Praecis Pharmaceuticals, Inc. (NON)                                                      13,781
              2,174 Serologicals Corp. (NON)                                                                 23,909
                                                                                                      -------------
                                                                                                            197,412

Broadcasting (5.8%)
-------------------------------------------------------------------------------------------------------------------
              2,138 Citadel Communications Corp. (NON)                                                       53,450
              2,026 Entercom Communications Corp. (NON)                                                      82,555
              2,042 Entravision Communications Corp. (NON)                                                   20,420
                758 Radio One, Inc. Class A (NON)                                                            11,370
              4,210 Radio One, Inc. Class D (NON)                                                            59,203
                                                                                                      -------------
                                                                                                            226,998

Commercial and Consumer Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
              1,085 eFunds Corp. (NON)                                                                       16,546
                878 Hall, Kinion & Associates, Inc. (NON)                                                    15,255
                557 Icon PLC ADR (Ireland) (NON)                                                             13,090
                530 Macrovision Corp. (NON)                                                                  21,233
                531 Professional Detailing, Inc. (NON)                                                       27,673
                                                                                                      -------------
                                                                                                             93,797

Communications Equipment (1.2%)
-------------------------------------------------------------------------------------------------------------------
              1,556 Ceragon Networks, Ltd. (Israel) (NON)                                                    22,854
                576 Digital Lightwave, Inc. (NON)                                                            15,804
                350 Polycom, Inc. (NON)                                                                       7,613
                                                                                                      -------------
                                                                                                             46,271

Computers (3.7%)
-------------------------------------------------------------------------------------------------------------------
              5,210 I-Many Inc. (NON)                                                                        93,780
              2,596 Inrange Technologies Corp. (NON)                                                         36,993
                553 Manhattan Associates, Inc. (NON)                                                         15,933
                                                                                                      -------------
                                                                                                            146,706

Consumer Goods (0.9%)
-------------------------------------------------------------------------------------------------------------------
              2,510 Yankee Candle Company, Inc. (The) (NON)                                                  33,509

Consumer Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
              2,704 Multex.com, Inc. (NON)                                                                   52,390

Electronics (9.2%)
-------------------------------------------------------------------------------------------------------------------
                788 Alpha Industries, Inc. (NON)                                                             12,707
              1,826 Centillium Communications, Inc. (NON)                                                    52,726
              1,092 DDi Corp. (NON)                                                                          23,273
              1,446 Emcore Corp. (NON)                                                                       37,506
              1,405 Exar Corp. (NON)                                                                         26,695
              2,394 Marvell Technology Group Ltd. (NON)                                                      47,581
                469 Micrel, Inc. (NON)                                                                       13,191
              1,432 Opnet Technologies, Inc. (NON)                                                           25,060
              1,932 Pemstar, Inc. (NON)                                                                      18,837
                 90 Plexus Corp. (NON)                                                                        2,779
                  2 PMC - Sierra, Inc. (NON)                                                                     34
                461 Semtech Corp. (NON)                                                                      11,554
              3,030 Silicon Laboratories, Inc. (NON)                                                         49,238
              1,430 Tektronix, Inc.                                                                          35,307
                230 TTM Technologies, Inc. (NON)                                                              1,610
                                                                                                      -------------
                                                                                                            358,098

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
                148 Krispy Kreme Doughnuts, Inc. (NON)                                                       10,628

Health Care Services (7.4%)
-------------------------------------------------------------------------------------------------------------------
              2,884 AmSurg Corp. (NON)                                                                       55,517
                712 Covance, Inc. (NON)                                                                      10,680
              1,999 Eclipsys Corp. (NON)                                                                     42,229
              3,246 Pediatrix Medical Group, Inc. (NON)                                                      73,197
                190 Pharmaceutical Product Development, Inc. (NON)                                           10,581
                688 Province Healthcare Co. (NON)                                                            24,037
              1,046 RehabCare Group, Inc. (NON)                                                              48,116
                990 Sunrise Assisted Living, Inc. (NON)                                                      23,513
                                                                                                      -------------
                                                                                                            287,870

Manufacturing (1.8%)
-------------------------------------------------------------------------------------------------------------------
              1,420 Shaw Group, Inc. (NON)                                                                   71,440

Medical Technology (2.7%)
-------------------------------------------------------------------------------------------------------------------
                968 ArthroCare Corp. (NON)                                                                   17,303
              1,290 Cytyc Corp. (NON)                                                                        81,109
                429 Urologix, Inc. (NON)                                                                      7,829
                                                                                                      -------------
                                                                                                            106,241

Pharmaceuticals (3.4%)
-------------------------------------------------------------------------------------------------------------------
              1,350 Alkermes, Inc. (NON)                                                                     41,850
                200 Aviron (NON)                                                                              8,388
                460 Cima Labs, Inc. (NON)                                                                    26,795
                687 Inhale Therapeutic Systems (NON)                                                         19,150
              1,047 Inspire Pharmaceuticals Inc. (NON)                                                        9,816
                920 Medicines Co. (NON)                                                                      12,190
                420 Noven Pharmaceuticals, Inc. (NON)                                                        13,650
                                                                                                      -------------
                                                                                                            131,839

Restaurants (2.5%)
-------------------------------------------------------------------------------------------------------------------
              1,714 California Pizza Kitchen, Inc. (NON)                                                     49,278
                395 Cheesecake Factory (The) (NON)                                                           15,627
                974 P.F. Chang's China Bistro, Inc. (NON)                                                    32,629
                                                                                                      -------------
                                                                                                             97,534

Retail (11.8%)
-------------------------------------------------------------------------------------------------------------------
                598 99 Cents Only Stores (NON)                                                               23,053
              1,000 Chico's FAS, Inc. (NON)                                                                  41,438
              2,094 Coach, Inc. (NON)                                                                        63,113
              1,928 Cost Plus, Inc. (NON)                                                                    46,272
                722 Factory 2-U Stores, Inc. (NON)                                                           27,526
                827 Guitar Center, Inc. (NON)                                                                12,974
                672 HomeStore.com, Inc. (NON)                                                                20,076
              2,500 J. Jill Group, Inc. (NON)                                                                45,313
                990 Kenneth Cole Productions, Inc. Class A (NON)                                             27,968
              1,174 Pacific Sunwear of California, Inc. (NON)                                                38,815
              1,512 Too, Inc. (NON)                                                                          29,257
                750 Tweeter Home Entertainment Group, Inc. (NON)                                             15,797
              2,171 Wet Seal, Inc. (NON)                                                                     68,929
                                                                                                      -------------
                                                                                                            460,531

Schools (4.3%)
-------------------------------------------------------------------------------------------------------------------
              1,127 Career Education Corp. (NON)                                                             51,419
              2,473 Docent, Inc. (NON)                                                                       19,320
                948 Learning Tree International, Inc. (NON)                                                  42,660
                440 Learning Tree International, Inc. (NON)                                                  19,800
                928 SmartForce Public Limited Co. ADR (Ireland) (NON)                                        33,814
                                                                                                      -------------
                                                                                                            167,013

Semiconductor (1.1%)
-------------------------------------------------------------------------------------------------------------------
                937 Credence Systems Corp. (NON)                                                             21,551
                585 Rudolph Technologies, Inc. (NON)                                                         20,987
                                                                                                      -------------
                                                                                                             42,538

Software (19.6%)
-------------------------------------------------------------------------------------------------------------------
                656 Agile Software Corp. (NON)                                                               14,309
              6,369 Click Commerce, Inc. (NON)                                                              124,992
              1,210 Docmentum, Inc. (NON)                                                                    25,864
              2,540 Informatica Corp. (NON)                                                                  60,643
                760 Intranet Solutions, Inc. (NON)                                                           19,475
              3,536 Manugistics Group, Inc. (NON)                                                           109,611
              3,525 MetaSolv, Inc. (NON)                                                                     59,925
                924 Netegrity, Inc. (NON)                                                                    41,003
              2,034 Retek, Inc. (NON)                                                                        45,129
              1,400 Saba Software, Inc. (NON)                                                                12,250
              7,656 See beyond Technology Corp. (NON)                                                       133,018
              3,422 Selectica, Inc. (NON)                                                                    28,125
                806 Ulticom, Inc. (NON)                                                                      19,848
                714 webMethods, Inc. (NON)                                                                   30,702
              3,400 Witness Systems, Inc. (NON)                                                              40,373
                                                                                                      -------------
                                                                                                            765,267

Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
              1,748 Lightpath Technologies, Inc. Class A (NON)                                               27,422

Technology Services (1.5%)
-------------------------------------------------------------------------------------------------------------------
                494 Forrester Research Inc. (NON)                                                            19,297
              2,602 Management Network Group, Inc. (The) (NON)                                               29,598
                812 Wireless Facilities, Inc. (NON)                                                          10,962
                                                                                                      -------------
                                                                                                             59,857

Telecommunications (3.0%)
-------------------------------------------------------------------------------------------------------------------
              1,585 Allegiance Telecom, Inc. (NON)                                                           32,096
              4,142 Choice One Communications, Inc. (NON)                                                    34,948
              2,813 Focal Communications Corp. (NON)                                                         36,042
                644 Peco II, Inc. (NON)                                                                       8,855
                200 Tricon PCS Holdings, Inc. (NON)                                                           6,963
                                                                                                      -------------
                                                                                                            118,904
                                                                                                      -------------
                    Total Common Stocks (cost $4,149,554)                                             $   3,539,772

CONVERTIBLE PREFERRED STOCKS (4.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                834 Bowstreet, Inc. Ser. D, $0.84 cv. pfd.
                    (acquired 10/25/00, cost $10,008) (RES)                                           $      10,008
                928 Centerpoint Broadband Technologies, Inc.
                    Ser. D, $0.86 cv. pfd. (acquired 10/19/00,
                    cost $10,004) (RES)                                                                      10,004
              7,242 Convergent Corp. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $118,407) (RES)                                                 118,407
              1,000 Lightwave Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $10,000) (RES)                                                  10,000
              1,230 MarketSoft Corp. Ser. D, zero % cv. pfd.
                    (acquired 12/7/00, cost $6,002) (RES)                                                     6,002
              2,942 Nutool, Inc. Ser. C, zero % cv. pfd.
                    (acquired 11/15/00, cost $10,003) (RES)                                                  10,003
                618 Vivace Networks, Inc. Ser. C, $0.583 pfd.
                    (acquired 9/7/00, cost $6,007) (RES)                                                      6,007
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $170,431)                                $     170,431

SHORT-TERM INVESTMENTS (7.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      138,000 Interest in $300,000,000 joint repurchase agreement dated February 28, 2001 with Credit Suisse First
                    Boston due March 1, 2001 with respect to various
                    U.S. Government obligations -- maturity value of
                    $138,021 for an effective yield of 5.48%                                          $     138,000
            139,000 Interest in $900,000,000 joint repurchase agreement dated February 28, 2001 with Warburg Securities
                    due March 1, 2001 with respect to various U.S.
                    Government obligations -- maturity value of
                    $139,021 for an effective yield of 5.46%                                                139,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $277,000)                                      $     277,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $4,596,985) (b)                                           $   3,987,203
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,907,400.

  (b) The aggregate identified cost on a tax basis is $4,720,449, resulting in gross unrealized appreciation and depreciation of $286,571 and $1,019,817, respectively, or net unrealized depreciation of $733,246.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2001 was $170,431 or 4.4% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,596,985) (Note 1)                                            $3,987,203
-------------------------------------------------------------------------------------------
Cash                                                                                    270
-------------------------------------------------------------------------------------------
Interest and other receivables                                                        3,595
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,004
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                     800
-------------------------------------------------------------------------------------------
Total assets                                                                      3,993,872

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     53,969
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,553
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,068
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           44
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             17
-------------------------------------------------------------------------------------------
Payable for auditing fee                                                             21,700
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,121
-------------------------------------------------------------------------------------------
Total liabilities                                                                    86,472
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,907,400

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $6,056,410
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                             (1,539,228)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                         (609,782)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,907,400

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per Class A share
($3,907,400 divided by 732,529 shares)                                                $5.33
-------------------------------------------------------------------------------------------
Offering price per Class A share (100/94.25 of $5.33)*                                $5.66
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Period from July 25, 2000 (commencement of operations) to February 28, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                         $   10,318
-------------------------------------------------------------------------------------------
Dividends                                                                                43
-------------------------------------------------------------------------------------------
Total investment income                                                              10,361

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     25,445
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,261
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       92
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         27
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                               1,200
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               5,557
-------------------------------------------------------------------------------------------
Auditing                                                                             21,700
-------------------------------------------------------------------------------------------
Legal                                                                                 2,242
-------------------------------------------------------------------------------------------
Other                                                                                   782
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (28,227)
-------------------------------------------------------------------------------------------
Total expenses                                                                       33,079
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,540)
-------------------------------------------------------------------------------------------
Net expenses                                                                         31,539
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (21,178)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (1,539,228)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                       (609,782)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (2,149,010)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(2,170,188)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the period July 25, 2000
                                                                      (commencement of operations)
                                                                              to February 28, 2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (21,178)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        (1,539,228)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                (609,782)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                    (2,170,188)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        4,077,588
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                             1,907,400

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             2,000,000
--------------------------------------------------------------------------------------------------
End of period                                                                           $3,907,400
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------
                                   For the period
Per-share                          July 25, 2000+
operating performance              to February 28
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (b)(d)              (.03)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (3.14)
-------------------------------------------------
Total from
investment operations                  (3.17)
-------------------------------------------------
Net asset value,
end of period                          $5.33
-------------------------------------------------
Total return at
net asset value (%)(a)                (37.29)*
-------------------------------------------------
Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $3,907
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .78*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)(b)            (.50)*
-------------------------------------------------
Portfolio turnover (%)                 76.47*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $.05 per share (Note 2).

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
February 28, 2001

Note 1
Significant accounting policies

Putnam Equity Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing mainly in common stocks of small and midsize U.S. companies, with a focus on growth stocks which Putnam Investments Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes are fast-growing with earnings that are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock.

The fund offers class A shares which are sold with a maximum front-end sales charge of 5.75%.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended February 28, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At February 28, 2001, the fund had a capital loss carryover of approximately $268,000 available to offset future net capital gain, if any to the extent allowed under tax laws, which will expire on February 28, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and post-October loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended February 28, 2001, the fund reclassified $21,178 to decrease accumulated net investment loss and $21,178 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 28, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, and credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended February 28, 2001, the fund's expenses were reduced by $1,540 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc., at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees have not approved payments pursuant to the Plan.

For the period ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended February 28, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $8,892,573 and $3,033,360, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 28, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              For the period July 25, 2000
                                           (commencement of operations) to
                                                         February 28, 2001
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    674,430          $5,185,548
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               674,430           5,185,548

Shares
repurchased                                   (177,195)         (1,107,960)
---------------------------------------------------------------------------
Net increase                                   497,235          $4,077,588
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to July 25, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC on July 24, 2000.

At February 28, 2001, Putnam Investments, LLC owned 235,294 shares of the fund (32.1% of shares outstanding), valued at $1,254,117.

Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $267,702 as capital loss, for its taxable year ended February 28, 2001.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Steven L. Kirson
Vice President and Fund Manager

Michael J. Mufson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Equity Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


70453  2SX  4/01